UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Driehaus Mutual Funds
Trustees & Officers

Theodore J. Beck
Chairman of the Board

Daniel F. Zemanek
Vice Chairman of the Board

Francis J. Harmon
Trustee

Christopher J. Towle
Trustee

Dawn M. Vroegop
Trustee

Stephen T. Weber
President & Trustee

Robert M. Kurinsky
Vice President & Treasurer

Janet L. McWilliams
Chief Legal Officer &
Assistant Vice President

Anne Kochevar
Chief Compliance Officer &
Anti-Money Laundering
Compliance Officer

Marcia Y. Lucas
Secretary

Christina E. Algozine
Assistant Secretary

Malinda M. Sanborn
Assistant Treasurer

Distributor
Foreside Financial Services, LLC
Three Canal Plaza
Portland, ME 04101

Administrator, Custodian & Transfer Agent
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

Semi - Annual Report to Shareholders
June 30, 2022

EST. 1982

DRIEHAUS

MUTUAL FUNDS

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Emerging Markets Opportunities Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Driehaus Small Cap Growth Fund

Driehaus Small/Mid Cap Growth Fund

Driehaus Event Driven Fund

Distributed by:
Foreside Financial Services, LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds' prospectus.

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PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at www.driehaus.com/fund-resources.
Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2022 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT. The Funds’ Form NPORT is available electronically on the SEC’s website at http://www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at www.driehaus.com/fund-resources.

Driehaus Emerging Markets Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratios for the Investor Class and Institutional Class are 1.30% and 1.08%, respectively, as of the most recent prospectus dated April 30, 2022, as supplemented June 3, 2022.
Average Annual Total Returns as of 6/30/22	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Growth Fund Investor Class (DREGX)	-25.26%	3.29%	4.84%	5.35%
Driehaus Emerging Markets Growth Fund Institutional Class (DIEMX)[1]	-25.09%	3.52%	5.06%	5.45%
MSCI Emerging Markets Index-N2	-25.29%	0.57%	2.18%	3.06%
MSCI Emerging Markets Growth Index-N3	-31.17%	1.88%	2.92%	4.54%

[1]	The returns for the periods prior to July 17, 2017 (institutional share class inception date) include the performance of the investor share class.
[2]	The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
[3]	The Morgan Stanley Capital International Emerging Markets Growth Index-Net (MSCI Emerging Markets Growth Index-N) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 90.97%
FAR EAST — 64.60%
China — 27.40%
AIA Group Ltd.	3,723,200	$40,355,070
Alibaba Group Holding Ltd. *	1,857,300	26,486,194
Autohome, Inc. - ADR [1]	73,912	2,906,959
BYD Co. Ltd. - H	363,500	14,545,930
Chacha Food Co. Ltd. - A	438,800	3,731,665
China Merchants Bank Co. Ltd. - H	4,520,417	30,244,417
China Power International Development Ltd.	17,943,000	11,387,590
Estun Automation Co. Ltd. - A	3,920,441	14,348,148
Jiumaojiu International Holdings Ltd. [2]	6,572,000	17,462,685
KE Holdings, Inc. - ADR 1,*	523,679	9,400,038
Kuaishou Technology 2,*	1,434,200	15,974,548
Kweichow Moutai Co. Ltd. - A	135,100	41,270,857
Link REIT	2,165,200	17,659,785
Meituan - B 2,*	2,361,200	58,437,202
NARI Technology Co. Ltd. - A	2,414,070	9,736,625
PetroChina Co. Ltd. - H	12,354,000	5,888,255
Pharmaron Beijing Co. Ltd. - A	2,004,735	28,515,434
Pinduoduo, Inc. - ADR 1,*	154,094	9,523,009
Proya Cosmetics Co. Ltd. - A	929,647	22,938,782
Shenzhen Kedali Industry Co. Ltd. - A	385,790	9,163,110
Suzhou Maxwell Technologies Co. Ltd. - A	456,020	33,440,422
Techtronic Industries Co. Ltd.	1,402,169	14,626,030
Tencent Holdings Ltd.	1,115,745	50,392,520
Trip.com Group Ltd. - ADR 1,*	340,900	9,357,705
Xpeng, Inc. - ADR 1,*	402,252	12,767,479
		510,560,459
India — 12.05%
Bharti Airtel Ltd. *	2,183,979	18,942,245
Cipla Ltd.	1,127,122	13,090,586
HDFC Bank Ltd. - ADR [1]	574,825	31,592,382
Housing Development Finance Corp. Ltd.	1,015,879	27,925,176
ICICI Bank Ltd. - SP ADR [1]	1,650,392	29,277,954
Power Grid Corp. of India Ltd.	8,604,639	23,088,075
Reliance Industries Ltd.	1,218,855	40,061,046
Sun Pharmaceutical Industries Ltd.	1,252,031	13,168,343
Tata Consultancy Services Ltd.	309,328	12,796,929
United Spirits Ltd. *	1,507,714	14,504,868
		224,447,604
Taiwan — 8.69%
Chailease Holding Co. Ltd.	988,238	6,929,814
China Airlines Ltd. *	7,063,000	5,582,272
Hon Hai Precision Industry Co. Ltd.	5,659,000	20,745,321
Merida Industry Co. Ltd.	474,893	4,080,756
	Shares, Principal Amount, or Number of Contracts	Value
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,523,220	$124,523,235
		161,861,398
South Korea — 8.49%
Hyundai Mipo Dockyard Co. Ltd. *	288,441	20,237,966
KB Financial Group, Inc.	606,921	22,507,121
KT Corp.	748,830	21,021,914
Macquarie Korea Infrastructure Fund	1,000,206	9,629,217
Samsung Electronics Co. Ltd.	1,930,012	84,727,884
		158,124,102
Indonesia — 3.34%
Bank Central Asia Tbk PT	73,294,975	35,669,648
Bank Mandiri Persero Tbk PT	17,294,900	9,200,341
Telkom Indonesia Persero Tbk PT	65,051,100	17,466,313
		62,336,302
Thailand — 2.65%
Airports of Thailand PCL - NVDR *	12,918,700	25,943,366
SCB X PCL - NVDR	7,966,200	23,433,313
		49,376,679
Japan — 0.99%
Keyence Corp.	53,800	18,390,655
Vietnam — 0.49%
Masan Group Corp.	1,917,480	9,230,937
Australia — 0.28%
Lynas Rare Earths Ltd. *	881,785	5,313,533
Philippines — 0.22%
International Container Terminal Services, Inc.	1,240,557	4,151,359
Total FAR EAST (Cost $1,037,806,007)		1,203,793,028
NORTH AMERICA — 10.48%
United States — 6.06%
EPAM System, Inc. *	35,932	10,592,035
Legend Biotech Corp. - ADR *	121,465	6,680,575
Liberty Media Corp.-Liberty Formula One - C *	174,038	11,046,192
MELI Kaszek Pioneer Corp. - A *	770,561	7,628,554
Newmont Corp.	490,449	29,265,092
Pfizer, Inc.	540,131	28,319,068
Schlumberger NV	325,349	11,634,480
Tenaris SA - ADR	303,693	7,801,873
		112,967,869
Mexico — 2.64%
America Movil SAB de CV - SP ADR - L [1]	600,852	12,275,406
Grupo Financiero Banorte SAB de CV - O	5,916,592	33,070,188

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Wal-Mart de Mexico SAB de CV	1,103,263	$3,796,504
		49,142,098
Canada — 1.78%
Cameco Corp. [1]	1,023,347	21,510,754
Ivanhoe Mines Ltd. - A *	763,000	4,392,348
Nutrien Ltd. [1]	90,187	7,187,002
		33,090,104
Total NORTH AMERICA (Cost $193,570,453)		195,200,071
MIDDLE EAST — 6.02%
Saudi Arabia — 2.71%
Nahdi Medical Co. *	265,965	11,469,081
Saudi Arabian Oil Co. [2]	2,642,937	27,330,283
Saudi Telecom Co.	448,377	11,603,477
		50,402,841
United Arab Emirates — 1.32%
Dubai Electricity & Water Authority PJSC *	19,745,605	13,546,847
Emaar Properties PJSC	7,803,462	11,047,345
		24,594,192
Qatar — 1.18%
Qatar National Bank QPSC	4,010,614	22,003,726
Israel — 0.81%
Elbit Systems Ltd.	28,542	6,514,173
ICL Group Ltd.	945,936	8,582,062
		15,096,235
Total MIDDLE EAST (Cost $112,491,379)		112,096,994
SOUTH AMERICA — 5.12%
Brazil — 4.72%
Ambev SA - ADR [1]	5,974,118	14,995,036
Banco BTG Pactual SA *	5,447,640	23,316,767
Banco do Brasil SA	1,729,200	11,015,970
Iguatemi SA	1,423,000	4,869,815
Minerva SA	953,800	2,413,000
Petroleo Brasileiro SA - SP ADR [1]	1,341,275	15,666,092
SLC Agricola SA	1,867,514	15,775,978
		88,052,658
Uruguay — 0.40%
Globant SA 1,*	42,670	7,424,580
Total SOUTH AMERICA (Cost $104,727,263)		95,477,238
AFRICA — 2.65%
South Africa — 2.65%
Anglo American Platinum Ltd.	54,820	4,801,752
Capitec Bank Holdings Ltd.	139,838	17,037,393
MTN Group Ltd.	1,160,041	9,415,094
Sasol Ltd. *	388,780	8,882,167
	Shares, Principal Amount, or Number of Contracts	Value
The Bidvest Group Ltd.	720,714	$9,284,945
		49,421,351
Total AFRICA (Cost $52,616,404)		49,421,351
EUROPE — 2.10%
Netherlands — 0.87%
Heineken NV	178,568	16,280,339
Switzerland — 0.78%
Nestle SA	124,733	14,560,567
Greece — 0.45%
OPAP SA	578,534	8,275,650
Russia — 0.00%
Polyus PJSC 1,^	63,751	0
Total EUROPE (Cost $57,203,105)		39,116,556
Total COMMON STOCKS (Cost $1,558,414,611)		1,695,105,238
SHORT TERM INVESTMENTS — 8.10%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 1.11% [3] (Cost $150,921,464)	150,921,464	150,921,464

TOTAL INVESTMENTS (Cost $1,709,336,075)	99.07%	$1,846,026,702
Other Assets In Excess of Liabilities	0.93%	17,278,253
Net Assets	100.00%	$1,863,304,955

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $119,204,718, which represents 6% of Net Assets.
[3]	7 day current yield as of June 30, 2022 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

Security Type	Percent of Net Assets
Common Stocks	90.97%
Short Term Investments	8.10%
Total Investments	99.07%
Other Assets In Excess of Liabilities	0.93%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	64.60%
North America	18.58%
Middle East	6.02%
South America	5.12%
Africa	2.65%
Europe	2.10%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	0.35
Airlines	0.30
Auto Components	0.49
Automobiles	1.47
Banks	14.21
Beverages	4.66
Biotechnology	0.36
Capital Markets	1.77
Chemicals	1.33
Diversified Financial Services	0.37
Diversified Telecommunication Services	2.69
Electric Utilities	1.24
Electrical Equipment	2.31
Electronic Equipment, Instruments & Components	2.11
Energy Equipment & Services	1.04
Entertainment	0.59
Equity Real Estate Investment Trusts	0.95
Food & Staples Retailing	0.82
Food Products	2.45
Holding Companies - Diversified	0.41
Hotels, Restaurants & Leisure	1.89
Independent Power and Renewable Electricity Producers	0.61
Industry	Percent of Net Assets
Industrial Conglomerates	0.50
Insurance	2.17
Interactive Media & Services	3.72
Internet & Direct Marketing Retail	5.07
IT Services	1.66
Leisure Products	0.22
Life Sciences Tools & Services	1.53
Machinery	2.64
Metals & Mining	2.35
Money Market Fund	8.10
Multi-Utilities	0.73
Oil, Gas & Consumable Fuels	5.93
Personal Products	1.23
Pharmaceuticals	2.93
Real Estate Management & Development	1.35
Semiconductors & Semiconductor Equipment	6.68
Technology Hardware, Storage & Peripherals	4.55
Thrifts & Mortgage Finance	1.50
Transportation Infrastructure	1.61
Wireless Telecommunication Services	2.18
Other Assets In Excess of Liabilities	0.93
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership's inception),with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.37% as of the most recent prospectus dated April 30, 2022, as supplemented June 3, 2022.
Average Annual Total Returns as of 6/30/22	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	-19.77%	11.57%	8.01%	6.81%
MSCI Emerging Markets Small Cap Index-N2	-20.72%	5.78%	3.48%	4.31%
MSCI Emerging Markets Small Cap Growth Index-N3	-23.61%	6.82%	3.53%	3.90%

[1]	The returns reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Morgan Stanley Capital International Emerging Markets Small Cap Index-Net (MSCI Emerging Markets Small Cap Index-N) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
[3]	The Morgan Stanley Capital International Emerging Markets Small Cap Growth Index-Net (MSCI Emerging Markets Small Cap Growth Index-N) is a market capitalization-weighted index designed to measure equity market performance of small cap growth stocks in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 90.08%
FAR EAST — 70.83%
China — 30.38%
Bethel Automotive Safety Systems Co. Ltd. - A	54,906	$657,628
Bosideng International Holdings Ltd.	2,630,000	1,632,270
Centre Testing International Group Co. Ltd. - A	189,500	657,021
China National Building Material Co. Ltd. - H	788,000	841,546
China Power International Development Ltd.	3,076,000	1,952,194
CIMC Enric Holdings Ltd.	744,000	799,296
Estun Automation Co. Ltd. - A	419,378	1,534,852
Hygeia Healthcare Holdings Co. Ltd. [1]	187,600	1,246,794
Innovent Biologics, Inc. 1,*	354,000	1,574,476
Jiangsu Hengli Hydraulic Co. Ltd. - A	204,750	1,887,751
Jiumaojiu International Holdings Ltd. [1]	581,000	1,543,795
Longshine Technology Group Co. Ltd. - A	488,725	1,839,025
Maanshan Iron & Steel Co. Ltd. - H	2,652,000	804,374
Man Wah Holdings Ltd.	1,446,400	1,563,118
Ming Yang Smart Energy Group Ltd. - A	256,200	1,293,572
Ming Yuan Cloud Group Holdings Ltd.	300,000	480,196
Pacific Basin Shipping Ltd.	1,513,000	578,452
Pharmaron Beijing Co. Ltd. - H [1]	135,750	1,358,919
Proya Cosmetics Co. Ltd. - A	92,020	2,270,568
SITC International Holdings Co. Ltd.	345,000	976,067
Suzhou Maxwell Technologies Co. Ltd. - A	28,080	2,059,136
Wuhan DR Laser Technology Corp. Ltd. - A	27,900	720,183
Xinyi Energy Holdings Ltd.	2,946,000	1,509,267
		29,780,500
India — 13.86%
Aavas Financiers Ltd. *	24,432	623,527
Amber Enterprises India Ltd. *	15,645	445,077
AU Small Finance Bank Ltd. 1,*	65,585	491,394
Dixon Technologies India Ltd.	9,935	449,747
Godrej Properties Ltd. *	30,042	450,007
Gujarat Fluorochemicals Ltd.	22,370	786,041
Hindustan Petroleum Corp. Ltd.	260,883	717,513
Indian Energy Exchange Ltd. [1]	327,359	658,055
Max Healthcare Institute Ltd. *	123,368	573,236
Oberoi Realty Ltd. *	50,930	475,716
PB Fintech Ltd. *	145,283	1,054,037
Radico Khaitan Ltd.	45,535	503,078
	Shares, Principal Amount, or Number of Contracts	Value
Sona Blw Precision Forgings Ltd. [1]	70,840	$496,770
Syngene International Ltd. [1]	71,241	500,439
TVS Motor Co. Ltd.	95,631	1,019,551
UPL Ltd.	70,962	568,253
Varun Beverages Ltd.	258,343	2,586,134
Voltas Ltd.	96,860	1,192,652
		13,591,227
Vietnam — 6.55%
Asia Commercial Bank JSC *	619,593	683,909
Dat Xanh Real Estate Services JSC *	117,389	92,842
FPT Corp.	660,680	2,521,347
Masan Group Corp.	278,280	1,339,667
Military Commercial Joint Stock Bank *	918,157	1,021,911
Mobile World Investment Corp.	248,000	762,175
		6,421,851
Taiwan — 6.07%
Advanced Energy Solution Holding Co. Ltd.	20,000	651,790
ASPEED Technology, Inc.	7,700	492,037
Parade Technologies Ltd.	12,455	481,721
Silergy Corp.	13,000	1,047,135
Sinbon Electronics Co. Ltd.	193,000	1,648,713
Voltronic Power Technology Corp.	33,550	1,630,476
		5,951,872
South Korea — 4.42%
DB HiTek Co. Ltd.	18,239	701,662
Hyundai Mipo Dockyard Co. Ltd. *	21,191	1,486,830
Iljin Materials Co. Ltd.	8,887	477,752
LEENO Industrial, Inc.	4,463	446,850
Samsung Engineering Co. Ltd. *	73,691	1,223,075
		4,336,169
Indonesia — 3.85%
Adi Sarana Armada Tbk PT *	3,186,600	364,702
Bank BTPN Syariah Tbk PT	3,627,000	686,568
Merdeka Copper Gold Tbk PT *	5,631,700	1,508,339
Sumber Alfaria Trijaya Tbk PT	8,903,200	1,219,166
		3,778,775
Thailand — 2.49%
Bangchak Corp PCL - NVDR	844,600	746,535
Chularat Hospital PCL - NVDR	11,341,800	1,186,951
Dohome PCL - NVDR	1,046,700	509,214
		2,442,700
Australia — 1.96%
Lynas Rare Earths Ltd. *	163,361	984,394
Paladin Energy Ltd. *	2,337,331	935,739
		1,920,133
Cambodia — 0.75%
NagaCorp Ltd. *	892,000	729,806

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Philippines — 0.50%
Wilcon Depot, Inc.	1,135,800	$491,625
Total FAR EAST (Cost $65,902,965)		69,444,658
SOUTH AMERICA — 7.76%
Brazil — 7.76%
Arezzo Industria e Comercio SA	69,500	927,074
Cia Brasileira de Aluminio	335,500	746,204
Grupo SBF SA	159,700	572,161
Orizon Valorizacao de Residuos SA *	196,000	1,050,886
Petro Rio SA *	440,000	1,847,118
Petroreconcavo SA	259,600	1,264,902
SLC Agricola SA	141,800	1,197,867
		7,606,212
Total SOUTH AMERICA (Cost $7,962,923)		7,606,212
MIDDLE EAST — 5.57%
Saudi Arabia — 3.28%
Leejam Sports Co. JSC	57,768	1,377,958
Nahdi Medical Co. *	42,681	1,840,512
		3,218,470
United Arab Emirates — 1.29%
Dana Gas PJSC	4,263,815	1,265,296
Qatar — 1.00%
Qatar Gas Transport Co. Ltd.	948,814	974,672
Total MIDDLE EAST (Cost $5,916,386)		5,458,438
NORTH AMERICA — 4.32%
Canada — 2.64%
B2Gold Corp.	395,290	1,338,925
Ivanhoe Mines Ltd. - A *	217,994	1,254,922
		2,593,847
Mexico — 1.68%
Grupo Traxion SAB de CV 1,*	350,400	476,040
Qualitas Controladora SAB de CV	252,900	1,167,821
		1,643,861
Total NORTH AMERICA (Cost $5,260,027)		4,237,708
AFRICA — 1.05%
South Africa — 1.05%
The Foschini Group Ltd.	137,933	1,034,365
Total AFRICA (Cost $1,284,619)		1,034,365
	Shares, Principal Amount, or Number of Contracts	Value
EUROPE — 0.55%
Poland — 0.55%
Dino Polska SA 1,*	7,519	$535,226
Total EUROPE (Cost $144,070)		535,226
Total COMMON STOCKS (Cost $86,470,990)		88,316,607
PREFERRED STOCKS — 1.06%
SOUTH AMERICA — 1.06%
Brazil — 1.06%
Metalurgica Gerdau SA, 3.77% [2]	571,000	1,040,870
Total SOUTH AMERICA (Cost $1,250,100)		1,040,870
Total PREFERRED STOCKS (Cost $1,250,100)		1,040,870
SHORT TERM INVESTMENTS — 5.80%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 1.11% [3] (Cost $5,682,919)	5,682,919	5,682,919

TOTAL INVESTMENTS (Cost $93,404,009)	96.94%	$95,040,396
Other Assets In Excess of Liabilities	3.06%	3,004,354
Net Assets	100.00%	$98,044,750

JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $8,881,908, which represents 9% of Net Assets.
[2]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[3]	7 day current yield as of June 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

Security Type	Percent of Net Assets
Common Stocks	90.08%
Preferred Stocks	1.06%
Short Term Investments	5.80%
Total Investments	96.94%
Other Assets In Excess of Liabilities	3.06%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	70.83%
North America	10.12%
South America	8.82%
Middle East	5.57%
Africa	1.05%
Europe	0.55%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

Industry	Percent of Net Assets
Auto Components	1.18
Automobiles	1.04
Banks	2.94
Beverages	3.15
Biotechnology	1.61
Capital Markets	0.67
Chemicals	1.38
Commercial Services & Supplies	1.07
Construction & Engineering	2.47
Construction Materials	0.86
Electrical Equipment	5.75
Electronic Equipment, Instruments & Components	2.90
Food & Staples Retailing	3.67
Food Products	2.59
Health Care Providers & Services	3.06
Hotels, Restaurants & Leisure	3.72
Household Durables	2.50
Independent Power and Renewable Electricity Producers	3.53
Insurance	2.26
Industry	Percent of Net Assets
IT Services	2.57
Life Sciences Tools & Services	1.90
Machinery	5.83
Marine	1.59
Metals & Mining	7.82
Money Market Fund	5.80
Oil, Gas & Consumable Fuels	7.92
Personal Products	2.32
Professional Services	0.67
Real Estate Management & Development	1.04
Road & Rail	0.86
Semiconductors & Semiconductor Equipment	3.22
Software	2.37
Specialty Retail	3.43
Textiles, Apparel & Luxury Goods	2.61
Thrifts & Mortgage Finance	0.64
Other Assets In Excess of Liabilities	3.06
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund since April 10, 2017 (the date of the fund's inception),with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.32% as of the most recent prospectus dated April 30, 2022, as supplemented June 3, 2022.
Average Annual Total Returns as of 6/30/22	1 Year	3 Years	5 Years	Since Inception (4/10/17 - 6/30/22)
Driehaus Emerging Markets Opportunities Fund (DMAGX)[1]	-24.05%	4.12%	4.94%	5.94%
MSCI Emerging Markets Index-N2	-25.29%	0.57%	2.18%	3.21%
MSCI EM/JP Morgan GBI Blended Index[3]	-22.09%	-2.40%	0.14%	1.06%

[1]	Prior to January 29, 2020, the Driehaus Emerging Markets Opportunities Fund was known as the Driehaus Multi-Asset Growth Economies Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
[3]	The MSCI EM/JPMorgan Government Bond Index Blended Index is an equally weighted benchmark comprised of 50 percent by the Morgan Stanley Capital International Emerging Markets Index-Net (MSCI EM) and 50 percent by the JPMorgan Global Bond Index Emerging Markets Global Diversified (JPMorgan GBI). The MSCI EM is a market capitalization-weighted index designed to measure equity market performance in emerging markets and the JPMorgan GBI tracks debt instruments in the emerging markets. Source: Morgan Stanley Capital International Inc. and JPMorgan.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOVEREIGN BONDS — 19.83%
Brazil — 1.65%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 1/1/27 [1]	2,000,000	$346,718
Brazil Notas do Tesouro Nacional Serie F 10.00%, 1/1/31 [1]	2,500,000	406,955
		753,673
Chile — 1.08%
Chile Government International Bond 3.24%, 2/6/28 [2]	250,000	235,082
Chile Government International Bond 2.45%, 1/31/31 [2]	300,000	255,797
		490,879
China — 4.46%
China Government Bond 2.68%, 5/21/30 [1]	7,000,000	1,029,896
China Government Bond 3.27%, 11/19/30 [1]	6,500,000	1,000,265
		2,030,161
Czech Republic — 1.19%
Czech Republic Government Bond 2.40%, 9/17/25 [1]	10,000,000	383,980
Czech Republic Government Bond 1.20%, 3/13/31 [1]	5,000,000	156,663
		540,643
Dominican Republic — 0.51%
Dominican Republic International Bond 4.88%, 9/23/32 [2]	300,000	230,831
Egypt — 0.27%
Egypt Government International Bond 5.87%, 2/16/31 [2]	200,000	124,817
Indonesia — 1.32%
Indonesia Treasury Bond 7.00%, 9/15/30 [1]	9,000,000,000	599,597
Mexico — 2.55%
Mexican Bonos 8.50%, 11/18/38 [1]	11,000,000	519,308
Mexico Government International Bond 4.50%, 4/22/29 [2]	260,000	252,488
Petroleos Mexicanos 6.50%, 3/13/27 [2]	300,000	260,100
Petroleos Mexicanos 6.70%, 2/16/32 [2]	169,000	128,862
		1,160,758
	Shares, Principal Amount, or Number of Contracts	Value
Oman — 0.63%
Oman Government International Bond 6.00%, 8/1/29 [2]	300,000	$289,711
Peru — 0.82%
Peruvian Government International Bond 6.95%, 8/12/31 [1]	1,500,000	371,794
Poland — 0.63%
Republic of Poland Government Bond 1.75%, 4/25/32 [1]	2,000,000	287,165
Qatar — 0.87%
Qatar Government International Bond 3.75%, 4/16/30 [2]	400,000	397,427
Saudi Arabia — 1.82%
Saudi Government International Bond 3.25%, 10/22/30 [2]	500,000	471,232
Saudi Government International Bond 2.75%, 2/3/32 [2]	400,000	356,855
		828,087
South Africa — 1.48%
Republic of South Africa Government Bond 8.50%, 1/31/37 [1]	13,900,000	675,445
United Arab Emirates — 0.55%
Abu Dhabi Government International Bond 1.70%, 3/2/31 [2]	300,000	252,471
Total SOVEREIGN BONDS (Cost $9,913,019)		9,033,459
COMMON STOCKS — 72.20%
Australia — 0.48%
Lynas Rare Earths Ltd. *	36,599	220,541
Brazil — 3.46%
Banco do Brasil SA	45,600	290,497
Iguatemi SA	58,600	200,542
Petro Rio SA *	71,000	298,058
Petroleo Brasileiro SA - SP ADR [2,3]	34,249	400,028
SLC Agricola SA	46,000	388,589
		1,577,714
Canada — 1.73%
B2Gold Corp.	64,300	217,797
Cameco Corp. [2]	9,865	207,362
Ivanhoe Mines Ltd. - A *	27,400	157,733
Nutrien Ltd. [2,3]	2,598	207,035
		789,927

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
China — 18.23%
Alibaba Group Holding Ltd. *	40,200	$573,276
Autohome, Inc. - ADR [2]	11,492	451,980
BYD Co. Ltd. - H	14,061	562,669
Contemporary Amperex Technology Co. Ltd. - A	3,508	279,831
Galaxy Entertainment Group Ltd.	54,000	322,068
Huazhu Group Ltd. - ADR [2]	9,260	352,806
JD Health International, Inc. 4,*	41,772	327,658
JD.com, Inc. - A	1,783	57,443
JD.com, Inc. - ADR [2,3]	5,687	365,219
KE Holdings, Inc. - ADR 2,*	14,125	253,544
Kuaishou Technology 4,*	38,300	426,597
Li Ning Co. Ltd.	33,684	312,080
Meituan - B 4,*	36,052	892,249
Ping An Insurance Group Co. of China Ltd. - H	52,000	353,545
Postal Savings Bank of China Co. Ltd. - H [4]	523,000	415,238
Techtronic Industries Co. Ltd.	13,000	135,603
Tencent Holdings Ltd.	24,653	1,113,450
Vipshop Holdings Ltd. - ADR 2,*	27,591	272,875
Yum China Holdings, Inc. [2]	6,214	301,379
Yunnan Botanee Bio-Technology Group Co. Ltd. - A	8,400	272,956
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A	4,972	264,951
		8,307,417
Czech Republic — 0.95%
Komercni banka A/S	15,335	430,339
France — 0.49%
L'Oreal SA	651	224,654
India — 8.06%
Apollo Hospitals Enterprise Ltd.	4,666	217,635
Asian Paints Ltd.	8,053	274,836
Bharti Airtel Ltd. *	28,289	245,358
HDFC Bank Ltd. - ADR [2,3]	11,267	619,234
Housing Development Finance Corp. Ltd.	16,751	460,463
ICICI Bank Ltd. - SP ADR [2]	34,466	611,427
Power Grid Corp. of India Ltd.	167,822	450,302
Reliance Industries Ltd.	24,096	791,982
		3,671,237
Indonesia — 2.23%
Bank Central Asia Tbk PT	1,411,545	686,941
Bank Negara Indonesia Persero Tbk PT	623,800	328,701
		1,015,642
	Shares, Principal Amount, or Number of Contracts	Value
Japan — 0.72%
Tokyo Electron Ltd.	1,000	$326,504
Mexico — 2.11%
America Movil SAB de CV - SP ADR - L [2]	15,626	319,239
Grupo Financiero Banorte SAB de CV - O	114,871	642,060
		961,299
Netherlands — 0.92%
ASML Holding NV	876	418,472
Qatar — 1.13%
Qatar National Bank QPSC	93,873	515,022
Saudi Arabia — 3.71%
Nahdi Medical Co. *	6,402	276,070
Saudi Arabian Oil Co. [4]	97,282	1,005,981
Saudi Telecom Co.	15,700	406,298
		1,688,349
South Africa — 0.54%
MTN Group Ltd.	30,240	245,433
South Korea — 9.22%
Hankook Tire & Technology Co. Ltd.	12,863	326,429
Hyundai Mipo Dockyard Co. Ltd. *	6,007	421,471
KB Financial Group, Inc.	8,371	310,431
Kia Corp.	6,212	369,830
LEENO Industrial, Inc.	2,632	263,524
Macquarie Korea Infrastructure Fund	44,563	429,019
Samsung Card Co. Ltd.	14,533	341,387
Samsung Electronics Co. Ltd.	39,540	1,735,813
SK Innovation Co. Ltd. *	21	3,106
		4,201,010
Taiwan — 8.55%
Chailease Holding Co. Ltd.	35,700	250,339
Delta Electronics, Inc.	35,986	268,078
Hon Hai Precision Industry Co. Ltd.	121,103	443,951
Sinbon Electronics Co. Ltd.	40,136	342,864
Taiwan Semiconductor Manufacturing Co. Ltd.	161,668	2,588,124
		3,893,356
Thailand — 0.89%
Airports of Thailand PCL - NVDR *	201,600	404,854
United Arab Emirates — 2.01%
Air Arabia PJSC	983,661	557,027
Dubai Electricity & Water Authority PJSC *	524,580	359,898
		916,925

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
United States — 6.30%
EPAM System, Inc. *	917	$270,313
Liberty Media Corp.-Liberty Formula One - C 3,*	6,877	436,483
MELI Kaszek Pioneer Corp. - A 3,*	18,498	183,130
Newmont Corp. [3]	15,210	907,581
PriceSmart, Inc.	6,121	438,447
Samsonite International SA 4,*	318,354	633,722
		2,869,676
Uruguay — 0.47%
Globant SA 2,3,*	1,232	214,368
Total COMMON STOCKS (Cost $29,771,481)		32,892,739
SHORT TERM INVESTMENTS — 6.79%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 1.11% [5] (Cost $3,095,420)	3,095,420	3,095,420

TOTAL INVESTMENTS (Cost $42,779,920)	98.82%	$45,021,618
Other Assets in Excess of Liabilities	1.18%	539,197
Net Assets	100.00%	$45,560,815

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security, par value shown in local currency.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[4]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $3,701,445, which represents 8% of Net Assets.
[5]	7 day current yield as of June 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Sovereign Bonds	19.83%
Common Stocks	72.20%
Short Term Investments	6.79%
Total Investments	98.82%
Other Assets In Excess of Liabilities	1.18%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	54.16%
North America	19.99%
Middle East	10.72%
South America	7.48%
Europe	4.18%
Africa	2.29%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
June 30, 2022 (unaudited)

Industry	Percent of Net Assets
Airlines	1.22
Auto Components	0.72
Automobiles	2.04
Banks	10.65
Capital Markets	0.94
Chemicals	1.05
Consumer Finance	0.75
Diversified Financial Services	0.55
Diversified Telecommunication Services	0.89
Electric Utilities	0.99
Electrical Equipment	0.61
Electronic Equipment, Instruments & Components	2.32
Entertainment	0.96
Food & Staples Retailing	1.57
Food Products	0.85
Health Care Providers & Services	0.48
Holding Companies - Diversified	0.40
Hotels, Restaurants & Leisure	2.14
Insurance	0.78
Interactive Media & Services	4.37
Industry	Percent of Net Assets
Internet & Direct Marketing Retail	5.47
IT Services	1.07
Machinery	1.22
Metals & Mining	3.30
Money Market Fund	6.79
Multi-Utilities	0.79
Oil, Gas & Consumable Fuels	5.94
Personal Products	1.09
Pharmaceuticals	0.58
Real Estate Management & Development	1.00
Semiconductors & Semiconductor Equipment	7.90
Sovereign Bonds	19.83
Technology Hardware, Storage & Peripherals	3.81
Textiles, Apparel & Luxury Goods	2.07
Thrifts & Mortgage Finance	1.01
Transportation Infrastructure	0.89
Wireless Telecommunication Services	1.78
Other Assets In Excess of Liabilities	1.18
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.
The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.15% as of the most recent prospectus dated April 30, 2022, as supplemented June 3, 2022.
Average Annual Total Returns as of 6/30/22	1 Year	3 Years	5 Years	10 Years
Driehaus International Small Cap Growth Fund (DRIOX)	-28.59%	5.34%	5.56%	8.81%
MSCI AC World ex USA Small Cap Growth Index-N1	-27.34%	2.84%	2.97%	6.31%

[1]	The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index-Net (MSCI AC World ex USA Small Cap Growth Index-N) is a market capitalization-weighted index designed to measure equity market performance in global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.19%
EUROPE — 59.31%
United Kingdom — 15.98%
Abcam PLC *	323,862	$4,644,115
Auto Trader Group PLC [1]	245,336	1,657,494
Conduit Holdings Ltd.	350,659	1,436,375
ConvaTec Group PLC [1]	897,027	2,450,338
Cranswick PLC	27,417	1,023,269
Electrocomponents PLC	233,468	2,469,703
Ergomed PLC *	78,825	963,375
Fevertree Drinks PLC	62,524	928,548
Halfords Group PLC	580,832	1,010,370
Marks & Spencer Group PLC *	599,970	989,616
OSB Group PLC	659,219	3,853,448
Pets at Home Group PLC	247,452	925,358
Serco Group PLC	2,268,755	4,810,979
Serica Energy PLC	280,928	974,625
Synthomer PLC	671,234	1,838,460
The Restaurant Group PLC *	1,740,739	943,803
WH Smith PLC *	151,391	2,591,093
Yellow Cake PLC 1,*	284,724	1,126,432
		34,637,401
France — 7.88%
Coface SA	162,897	1,701,104
Edenred	37,018	1,744,522
IPSOS	96,909	4,600,477
JCDecaux SA *	112,476	1,889,444
Lectra	28,446	1,043,350
Rexel SA *	94,317	1,450,470
Virbac SA	8,795	3,424,012
Waga Energy SA *	37,051	1,219,186
		17,072,565
Germany — 7.10%
Befesa SA [1]	30,079	1,462,588
GFT Technologies SE	68,906	2,733,150
Hornbach Holding AG & Co. KGaA	18,422	1,513,538
HUGO BOSS AG	44,711	2,359,612
Ibu-Tec Advanced Materials AG *	24,631	628,524
Rheinmetall AG	21,289	4,914,851
SUESS MicroTec SE	125,339	1,773,211
		15,385,474
Italy — 4.47%
FinecoBank Banca Fineco SpA	87,301	1,044,783
Intercos SpA *	145,380	1,910,481
Leonardo SpA	398,656	4,043,193
Saras SpA *	820,054	1,191,954
Seco SpA *	224,672	1,490,367
		9,680,778
Netherlands — 3.95%
Corbion NV	44,482	1,345,306
Fugro NV *	240,093	3,029,330
	Shares, Principal Amount, or Number of Contracts	Value
OCI NV	126,914	$4,186,825
		8,561,461
Denmark — 3.87%
ISS A/S *	168,325	2,653,812
Matas A/S	122,353	1,276,531
Ossur HF *	408,327	1,725,921
Royal Unibrew A/S	30,793	2,726,338
		8,382,602
Finland — 3.06%
Huhtamaki OYJ	64,599	2,558,929
Metso Outotec OYJ	544,292	4,078,294
		6,637,223
Switzerland — 2.83%
Belimo Holding AG	4,948	1,741,505
Flughafen Zurich AG *	13,596	2,055,102
Siegfried Holding AG *	1,402	895,846
Tecan Group AG	4,975	1,444,582
		6,137,035
Sweden — 2.63%
Hexatronic Group AB	429,900	3,202,266
Kindred Group PLC	172,991	1,438,414
Note AB *	55,638	1,051,872
		5,692,552
Austria — 2.15%
BAWAG Group AG 1,*	51,044	2,148,221
DO & CO AG *	30,134	2,510,524
		4,658,745
Norway — 1.58%
Aker Solutions ASA	1,018,303	2,766,560
SmartCraft ASA *	404,795	657,555
		3,424,115
Spain — 1.44%
Indra Sistemas SA *	326,709	3,124,169
Ireland — 1.21%
Glanbia PLC	236,376	2,619,536
Belgium — 1.16%
Lotus Bakeries NV	460	2,525,979
Total EUROPE (Cost $145,393,690)		128,539,635
FAR EAST — 18.25%
Japan — 15.62%
Asics Corp.	197,900	3,577,894
Azbil Corp.	59,500	1,563,366
Capcom Co. Ltd.	69,200	1,680,528
Fujitec Co. Ltd.	52,850	1,170,506
Fukuoka Financial Group, Inc.	86,000	1,549,116
IHI Corp.	60,700	1,623,976
Koito Manufacturing Co. Ltd.	64,000	2,030,660
MINEBEA MITSUMI, Inc.	77,554	1,320,384
MonotaRO Co. Ltd.	196,390	2,918,059
Morinaga & Co. Ltd.	57,900	1,856,316
Nichias Corp.	64,530	1,072,963

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Shibaura Machine Co. Ltd.	110,000	$2,141,141
Sundrug Co. Ltd.	63,400	1,415,846
Takeuchi Manufacturing Co. Ltd.	55,800	954,539
Tokai Carbon Co. Ltd.	164,500	1,253,634
Toyo Tire Corp.	163,400	2,040,091
Visional, Inc. *	47,800	2,145,504
Yokogawa Electric Corp.	213,800	3,531,293
		33,845,816
Australia — 1.52%
Cochlear Ltd.	19,794	2,714,801
Paladin Energy Ltd. *	1,439,591	576,333
		3,291,134
Taiwan — 1.11%
Giant Manufacturing Co. Ltd.	297,589	2,402,050
Total FAR EAST (Cost $46,939,674)		39,539,000
NORTH AMERICA — 16.30%
Canada — 14.73%
Boardwalk REIT	53,074	1,726,802
Cameco Corp.	90,800	1,908,832
Converge Technology Solutions Corp. *	323,188	1,288,032
Docebo, Inc. *	37,466	1,076,070
Empire Co. Ltd. - A	53,400	1,644,896
Ensign Energy Services, Inc. *	420,000	1,099,596
K92 Mining, Inc. *	359,954	2,172,811
Kinaxis, Inc. *	38,811	4,189,851
Major Drilling Group International, Inc. *	270,633	1,898,552
Pason Systems, Inc.	278,900	3,161,242
Precision Drilling Corp. *	61,800	3,971,005
TELUS International CDA, Inc. 2,*	130,991	3,283,944
Tidewater Renewables Ltd. *	82,114	730,427
Trican Well Service Ltd. *	701,500	2,010,981
Xenon Pharmaceuticals, Inc. 2,*	57,716	1,755,721
		31,918,762
Mexico — 1.57%
Banco del Bajio SA [1]	1,159,746	2,333,968
GCC SAB de CV	173,286	1,073,607
		3,407,575
Total NORTH AMERICA (Cost $40,895,863)		35,326,337
SOUTH AMERICA — 2.33%
Brazil — 2.33%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	453,000	1,030,913
Minerva SA	496,400	1,255,832
Sendas Distribuidora SA	544,000	1,485,399
	Shares, Principal Amount, or Number of Contracts	Value
SLC Agricola SA	150,900	$1,274,740
		5,046,884
Total SOUTH AMERICA (Cost $7,289,412)		5,046,884
Total COMMON STOCKS (Cost $240,518,639)		208,451,856
SHORT TERM INVESTMENTS — 2.58%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 1.11% [3] (Cost $5,590,673)	5,590,673	5,590,673

TOTAL INVESTMENTS (Cost $246,109,312)	98.77%	$214,042,529
Other Assets In Excess of Liabilities	1.23%	2,663,912
Net Assets	100.00%	$216,706,441

PLC	Public Limited Company
REIT	Real Estate Investment Trust

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $11,179,041, which represents 5% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of June 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	96.19%
Short Term Investments	2.58%
Total Investments	98.77%
Other Assets In Excess of Liabilities	1.23%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Europe	59.31%
North America	18.88%
Far East	18.25%
South America	2.33%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	4.14
Auto Components	1.88
Banks	3.26
Beverages	1.69
Biotechnology	2.95
Building Products	1.29
Chemicals	4.27
Commercial Services & Supplies	5.27
Construction & Engineering	1.40
Construction Materials	0.49
Containers & Packaging	1.18
Electrical Equipment	1.48
Electronic Equipment, Instruments & Components	2.84
Energy Equipment & Services	6.01
Entertainment	0.78
Food & Staples Retailing	2.55
Food Products	4.87
Health Care Equipment & Supplies	3.18
Hotels, Restaurants & Leisure	1.09
Household Durables	0.48
Insurance	1.45
Interactive Media & Services	0.76
IT Services	5.61
Industry	Percent of Net Assets
Leisure Products	1.11
Life Sciences Tools & Services	1.52
Machinery	5.21
Media	2.99
Metals & Mining	1.88
Money Market Fund	2.58
Oil, Gas & Consumable Fuels	3.05
Personal Products	0.88
Pharmaceuticals	1.58
Professional Services	0.99
Real Estate Investment Trusts (REITs)	0.80
Semiconductors & Semiconductor Equipment	0.82
Software	3.21
Specialty Retail	3.39
Technology Hardware, Storage & Peripherals	0.69
Textiles, Apparel & Luxury Goods	2.74
Thrifts & Mortgage Finance	1.78
Trading Companies & Distributors	3.68
Transportation Infrastructure	0.95
Other Assets In Excess of Liabilities	1.23
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership),with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.
The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.38% as of the most recent prospectus dated April 30, 2022, as supplemented June 3, 2022.
	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/22	1 Year	3 Years	5 Years	Since Inception (11/18/13 - 6/30/22)	10 Years
Driehaus Micro Cap Growth Fund (DMCRX)[1]	-37.02%	13.87%	17.50%	17.14%	18.65%
Russell Microcap® Growth Index[2]	-43.98%	0.07%	1.58%	7.48%	7.02%

Driehaus Micro Cap Growth Fund
Performance Overview (unaudited) — (Continued)

[1]	The Driehaus Micro Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. on November 18, 2013. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for periods prior to November 18, 2016, reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by FTSE Russell's leading style methodology. The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer for the microcap growth segment of the market. Data is calculated with net dividend reinvestment. Source: FTSE Russell.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.70%
HEALTH CARE — 28.36%
Biotechnology — 15.09%
Altimmune, Inc. *	87,937	$1,028,863
Apellis Pharmaceuticals, Inc. *	41,233	1,864,556
Avid Bioservices, Inc. *	83,514	1,274,424
Biomea Fusion, Inc. *	47,236	565,887
C4 Therapeutics, Inc. *	61,575	464,276
Chinook Therapeutics, Inc. *	47,247	826,350
Crinetics Pharmaceuticals, Inc. *	170,053	3,171,488
Cytokinetics, Inc. *	86,291	3,390,373
Day One Biopharmaceuticals, Inc. *	58,649	1,049,817
Global Blood Therapeutics, Inc. *	39,583	1,264,677
Imago Biosciences, Inc. *	41,175	551,333
IVERIC bio, Inc. *	130,387	1,254,323
Merus NV 1,*	82,777	1,874,071
Morphic Holding, Inc. *	14,587	316,538
Nuvalent, Inc. - A *	69,958	948,630
Relay Therapeutics, Inc. *	79,527	1,332,077
SpringWorks Therapeutics, Inc. *	39,833	980,689
Vaxcyte, Inc. *	46,464	1,011,057
VectivBio Holding AG 1,*	49,051	264,875
Xenon Pharmaceuticals, Inc. 1,*	132,449	4,029,099
		27,463,403
Health Care Equipment & Supplies — 6.11%
Alphatec Holdings, Inc. *	160,754	1,051,331
Cutera, Inc. *	30,891	1,158,412
Establishment Labs Holdings, Inc. 1,*	14,075	765,399
Lantheus Holdings, Inc. *	39,787	2,627,136
PROCEPT BioRobotics Corp. *	55,964	1,829,463
SeaSpine Holdings Corp. *	101,765	574,972
SI-BONE, Inc. *	51,228	676,210
TransMedics Group, Inc. *	53,850	1,693,582
Treace Medical Concepts, Inc. *	52,438	751,961
		11,128,466
Health Care Providers & Services — 2.89%
AirSculpt Technologies, Inc. *	154,267	914,803
Cross Country Healthcare, Inc. *	128,664	2,680,071
PetIQ, Inc. *	59,599	1,000,667
RadNet, Inc. *	38,773	669,998
		5,265,539
Health Care Technology — 2.39%
Inspire Medical Systems, Inc. *	8,210	1,499,721
OptimizeRx Corp. *	52,969	1,450,821
Phreesia, Inc. *	56,016	1,400,960
		4,351,502
	Shares, Principal Amount, or Number of Contracts	Value
Pharmaceuticals — 1.58%
CinCor Pharma, Inc. *	47,167	$888,626
DICE Therapeutics, Inc. *	69,537	1,079,214
Ventyx Biosciences, Inc. *	74,302	908,714
		2,876,554
Life Sciences Tools & Services — 0.30%
Codexis, Inc. *	51,453	538,199
Total HEALTH CARE (Cost $52,758,624)		51,623,663
INFORMATION TECHNOLOGY — 14.91%
IT Services — 5.09%
BigCommerce Holdings, Inc. *	80,616	1,305,979
Endava PLC - SP ADR 1,*	13,297	1,173,726
Flywire Corp. *	70,102	1,235,898
Grid Dynamics Holdings, Inc. *	151,934	2,555,530
I3 Verticals, Inc. - A *	53,366	1,335,218
International Money Express, Inc. *	80,547	1,648,797
		9,255,148
Communications Equipment — 4.29%
Aviat Networks, Inc. *	38,260	958,030
Calix, Inc. *	38,127	1,301,656
Clearfield, Inc. *	40,870	2,531,896
Extreme Networks, Inc. *	35,593	317,490
Sierra Wireless, Inc. 1,*	114,918	2,689,081
		7,798,153
Software — 2.91%
A10 Networks, Inc.	51,752	744,194
Agilysys, Inc. *	9,020	426,375
Alkami Technology, Inc. *	64,786	899,878
ChannelAdvisor Corp. *	69,249	1,009,651
Couchbase, Inc. *	55,720	914,922
Docebo, Inc. 1,*	45,602	1,307,409
		5,302,429
Semiconductors & Semiconductor Equipment — 2.62%
Axcelis Technologies, Inc. *	16,558	908,041
Impinj, Inc. *	42,137	2,472,178
Photronics, Inc. *	33,790	658,229
SMART Global Holdings, Inc. *	45,012	736,846
		4,775,294
Total INFORMATION TECHNOLOGY (Cost $25,982,241)		27,131,024
CONSUMER DISCRETIONARY — 13.28%
Hotels, Restaurants & Leisure — 6.26%
Dave & Buster's Entertainment, Inc. *	19,358	634,555
Everi Holdings, Inc. *	165,703	2,702,616

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Full House Resorts, Inc. *	114,500	$696,160
Golden Entertainment, Inc. *	23,017	910,322
Kura Sushi USA, Inc. - A *	33,288	1,648,755
Monarch Casino & Resort, Inc. *	8,935	524,216
Playa Hotels & Resorts NV *	376,798	2,588,602
Xponential Fitness, Inc. - A *	133,826	1,680,855
		11,386,081
Diversified Consumer Services — 2.28%
European Wax Center, Inc. - A	121,765	2,145,499
Stride, Inc. *	49,126	2,003,850
		4,149,349
Specialty Retail — 1.95%
Arhaus, Inc. *	46,459	209,066
Boot Barn Holdings, Inc. *	11,732	808,452
Caleres, Inc.	45,709	1,199,404
Designer Brands, Inc. - A	102,480	1,338,389
		3,555,311
Internet & Direct Marketing Retail — 1.35%
Liquidity Services, Inc. *	63,505	853,507
Xometry, Inc. - A *	47,138	1,599,393
		2,452,900
Household Durables — 0.64%
Skyline Champion Corp. *	22,929	1,087,293
The Lovesac Co. *	2,802	77,055
		1,164,348
Distributors — 0.44%
Funko, Inc. - A *	36,261	809,345
Auto Components — 0.36%
Gentherm, Inc. *	10,595	661,234
Total CONSUMER DISCRETIONARY (Cost $24,909,257)		24,178,568
INDUSTRIALS — 12.11%
Machinery — 2.83%
Energy Recovery, Inc. *	65,424	1,270,534
The Greenbrier Cos., Inc.	35,276	1,269,583
The Shyft Group, Inc.	56,822	1,056,321
Titan International, Inc. *	102,491	1,547,614
		5,144,052
Construction & Engineering — 2.42%
Dycom Industries, Inc. *	21,560	2,005,942
Infrastructure and Energy Alternatives, Inc. *	40,052	321,618
NV5 Global, Inc. *	17,842	2,082,875
		4,410,435
Air Freight & Logistics — 1.74%
Air Transport Services Group, Inc. *	70,085	2,013,542
	Shares, Principal Amount, or Number of Contracts	Value
Forward Air Corp.	12,513	$1,150,696
		3,164,238
Aerospace & Defense — 1.58%
AAR Corp. *	68,760	2,876,918
Trading Companies & Distributors — 1.45%
H&E Equipment Services, Inc.	19,939	577,633
Karat Packaging, Inc. *	71,750	1,224,055
McGrath RentCorp	10,923	830,148
		2,631,836
Commercial Services & Supplies — 1.00%
Montrose Environmental Group, Inc. *	40,916	1,381,324
Performant Financial Corp. *	168,941	444,315
		1,825,639
Professional Services — 0.64%
HireRight Holdings Corp. *	82,702	1,175,195
Marine — 0.45%
Eagle Bulk Shipping, Inc.	6,856	355,689
Star Bulk Carriers Corp. [1]	18,649	466,039
		821,728
Total INDUSTRIALS (Cost $22,346,167)		22,050,041
CONSUMER STAPLES — 11.34%
Beverages — 4.50%
Celsius Holdings, Inc. *	24,036	1,568,589
MGP Ingredients, Inc.	30,569	3,059,651
The Duckhorn Portfolio, Inc. *	127,012	2,674,873
The Vita Coco Co., Inc. *	91,038	891,262
		8,194,375
Personal Products — 2.92%
elf Beauty, Inc. *	75,474	2,315,543
The Beauty Health Co. *	139,184	1,789,906
Thorne HealthTech, Inc. *	122,143	591,172
Veru, Inc. *	55,227	624,065
		5,320,686
Food Products — 2.66%
Sovos Brands, Inc. *	155,684	2,470,705
SunOpta, Inc. *	224,329	1,745,280
The Real Good Food Co., Inc. *	87,720	616,671
		4,832,656
Food & Staples Retailing — 1.26%
The Chefs' Warehouse, Inc. *	58,729	2,283,971
Total CONSUMER STAPLES (Cost $18,632,262)		20,631,688
ENERGY — 8.75%
Oil, Gas & Consumable Fuels — 7.56%
Civitas Resources, Inc.	20,790	1,087,109

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Energy Fuels, Inc. *	145,883	$716,286
Golar LNG Ltd. *	112,199	2,552,527
Green Plains, Inc. *	67,803	1,842,207
Matador Resources Co.	64,767	3,017,494
Ranger Oil Corp. - A *	45,917	1,509,292
Tellurian, Inc. *	115,373	343,812
Uranium Energy Corp. 1,*	346,897	1,068,443
Vertex Energy, Inc. *	154,532	1,625,677
		13,762,847
Energy Equipment & Services — 1.19%
NexTier Oilfield Solutions, Inc. *	128,428	1,221,350
Patterson-UTI Energy, Inc.	59,225	933,386
		2,154,736
Total ENERGY (Cost $15,079,596)		15,917,583
FINANCIALS — 3.59%
Insurance — 2.46%
BRP Group, Inc. - A *	74,884	1,808,448
James River Group Holdings Ltd.	30,851	764,488
Palomar Holdings, Inc. *	29,445	1,896,258
		4,469,194
Banks — 1.13%
Meta Financial Group, Inc.	10,255	396,561
Metropolitan Bank Holding Corp. *	18,482	1,283,021
Triumph Bancorp, Inc. *	6,170	385,995
		2,065,577
Total FINANCIALS (Cost $5,905,304)		6,534,771
MATERIALS — 2.69%
Metals & Mining — 2.37%
Allegheny Technologies, Inc. *	101,345	2,301,545
Carpenter Technology Corp.	26,551	741,038
TimkenSteel Corp. *	68,122	1,274,563
		4,317,146
Chemicals — 0.32%
Aspen Aerogels, Inc. *	59,052	583,434
Total MATERIALS (Cost $5,665,195)		4,900,580
	Shares, Principal Amount, or Number of Contracts	Value
COMMUNICATION SERVICES — 0.67%
Media — 0.67%
Perion Network Ltd. 1,*	66,749	$1,213,497
Total COMMUNICATION SERVICES (Cost $767,614)		1,213,497
Total COMMON STOCKS (Cost $172,046,260)		174,181,415
WARRANTS — 0.02%
EQRx, Inc., Exp 12/31/2028, Strike $11.50	34,575	29,579
Total WARRANTS (Cost $0)		29,579
SHORT TERM INVESTMENTS — 4.02%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 1.11% [2] (Cost $7,324,399)	7,324,399	7,324,399

TOTAL INVESTMENTS (Cost $179,370,659)	99.74%	$181,535,393
Other Assets In Excess of Liabilities	0.26%	477,609
Net Assets	100.00%	$182,013,002

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	95.70%
Warrants	0.02%
Short Term Investments	4.02%
Total Investments	99.74%
Other Assets In Excess of Liabilities	0.26%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.58
Air Freight & Logistics	1.74
Auto Components	0.36
Banks	1.13
Beverages	4.50
Biotechnology	15.11
Chemicals	0.32
Commercial Services & Supplies	1.00
Communications Equipment	4.29
Construction & Engineering	2.42
Distributors	0.44
Diversified Consumer Services	2.28
Energy Equipment & Services	1.19
Food & Staples Retailing	1.26
Food Products	2.66
Health Care Equipment & Supplies	6.11
Health Care Providers & Services	2.89
Health Care Technology	2.39
Hotels, Restaurants & Leisure	6.26
Household Durables	0.64
Industry	Percent of Net Assets
Insurance	2.46
Internet & Direct Marketing Retail	1.35
IT Services	5.09
Life Sciences Tools & Services	0.30
Machinery	2.83
Marine	0.45
Media	0.67
Metals & Mining	2.37
Money Market Fund	4.02
Oil, Gas & Consumable Fuels	7.56
Personal Products	2.92
Pharmaceuticals	1.58
Professional Services	0.64
Semiconductors & Semiconductor Equipment	2.62
Software	2.91
Specialty Retail	1.95
Trading Companies & Distributors	1.45
Other Assets In Excess of Liabilities	0.26
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Partnership),with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.
The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratios for the Investor Class and Institutional Class are 0.99% and 0.73%, respectively, as of the most recent prospectus dated April 30, 2022, as supplemented June 3, 2022.
	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/22	1 Year	3 Years	Since Inception (8/21/17 - 6/30/22)	5 Years	10 Years
Driehaus Small Cap Growth Fund Investor Class (DVSMX)[1]	-33.03%	9.54%	17.08%	15.78%	16.29%
Driehaus Small Cap Growth Fund Institutional Class (DNSMX)[1]	-32.88%	9.85%	17.40%	16.08%	16.44%
Russell 2000® Growth Index[2]	-33.43%	1.40%	5.66%	4.80%	9.30%

Driehaus Small Cap Growth Fund
Performance Overview (unaudited) — (Continued)

[1]	The Driehaus Small Cap Growth Fund (“the Fund”) performance shown above includes the performance of the Driehaus Institutional Small Cap, L.P. (the “Predecessor Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Partnership was managed by the same investment team with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Partnership’s assets together with the assets of the Driehaus Institutional Small Cap Recovery Fund, L.P., Driehaus Small Cap Recovery Fund, L.P. and Driehaus Small Cap Investors, L.P. (together, the “Limited Partnerships”) on August 21, 2017. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The performance of the Predecessor Partnership is shown here because it has been in operation the longest. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Partnership’s performance has not been restated to reflect estimated expenses applicable to each class of shares of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Russell 2000® Growth Index measures the performance of the small cap growth segment of the US Equity universe. It includes those Russell 2000® companies with higher price-value ratio and higher forecasted growth values. The Russell 2000® Index is constructed to provide a comprehensive and unbiased barometer for the small cap growth segment of the market. Data is calculated with net dividend reinvestment. Source: FTSE Russell.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.69%
HEALTH CARE — 22.81%
Biotechnology — 11.17%
Apellis Pharmaceuticals, Inc. *	93,862	$4,244,440
Crinetics Pharmaceuticals, Inc. *	225,071	4,197,574
Cytokinetics, Inc. *	209,402	8,227,405
Galapagos NV - SP ADR 1,*	75,339	4,203,916
Global Blood Therapeutics, Inc. *	69,645	2,225,158
Halozyme Therapeutics, Inc. *	204,314	8,989,816
Merus NV 1,*	88,735	2,008,960
Nuvalent, Inc. - A *	136,651	1,852,988
Relay Therapeutics, Inc. *	222,091	3,720,024
SpringWorks Therapeutics, Inc. *	98,394	2,422,460
Xenon Pharmaceuticals, Inc. 1,*	261,194	7,945,521
		50,038,262
Health Care Equipment & Supplies — 5.74%
AtriCure, Inc. *	51,097	2,087,823
Inari Medical, Inc. *	61,741	4,197,771
Lantheus Holdings, Inc. *	123,482	8,153,516
PROCEPT BioRobotics Corp. *	65,529	2,142,143
Shockwave Medical, Inc. *	34,646	6,623,276
STAAR Surgical Co. *	35,113	2,490,565
		25,695,094
Health Care Technology — 2.26%
Allscripts Healthcare Solutions, Inc. *	211,750	3,140,253
Inspire Medical Systems, Inc. *	38,282	6,992,973
		10,133,226
Pharmaceuticals — 2.15%
DICE Therapeutics, Inc. *	151,600	2,352,832
Intra-Cellular Therapies, Inc. *	79,417	4,533,122
Pacira BioSciences, Inc. *	47,171	2,750,069
		9,636,023
Health Care Providers & Services — 1.49%
AMN Healthcare Services, Inc. *	60,857	6,676,622
Total HEALTH CARE (Cost $100,484,914)		102,179,227
INDUSTRIALS — 17.83%
Professional Services — 4.33%
Exponent, Inc.	24,987	2,285,561
FTI Consulting, Inc. *	48,307	8,736,321
KBR, Inc.	173,153	8,378,874
		19,400,756
Machinery — 3.12%
Chart Industries, Inc. *	58,168	9,736,160
Evoqua Water Technologies Corp. *	84,720	2,754,247
	Shares, Principal Amount, or Number of Contracts	Value
The Shyft Group, Inc.	80,857	$1,503,132
		13,993,539
Construction & Engineering — 3.10%
Fluor Corp. *	245,639	5,978,853
WillScot Mobile Mini Holdings Corp. *	243,795	7,903,834
		13,882,687
Trading Companies & Distributors — 2.72%
Applied Industrial Technologies, Inc.	20,063	1,929,459
Core & Main, Inc. - A *	240,765	5,369,059
Triton International Ltd.	43,623	2,296,751
Univar Solutions, Inc. *	104,202	2,591,504
		12,186,773
Aerospace & Defense — 1.50%
AAR Corp. *	128,962	5,395,770
Axon Enterprise, Inc. *	14,154	1,318,728
		6,714,498
Commercial Services & Supplies — 1.47%
Casella Waste Systems, Inc. - A *	30,921	2,247,338
Ritchie Bros Auctioneers, Inc. [1]	17,584	1,144,015
Tetra Tech, Inc.	23,383	3,192,949
		6,584,302
Marine — 0.92%
Kirby Corp. *	68,180	4,148,071
Electrical Equipment — 0.67%
Atkore, Inc. *	36,047	2,992,261
Total INDUSTRIALS (Cost $82,811,689)		79,902,887
INFORMATION TECHNOLOGY — 13.94%
Software — 9.13%
Braze, Inc. - A *	111,769	4,049,391
Clear Secure, Inc. - A *	113,432	2,268,640
CyberArk Software Ltd. 1,*	27,903	3,570,468
Docebo, Inc. 1,*	69,468	1,991,647
EngageSmart, Inc. *	88,622	1,425,042
Five9, Inc. *	62,183	5,667,359
Gitlab, Inc. - A *	79,923	4,247,108
Monday.com Ltd. 1,*	20,303	2,094,457
nCino, Inc. *	71,855	2,221,757
Paylocity Holding Corp. *	31,363	5,470,334
Sprout Social, Inc. - A *	68,981	4,005,727
Tenable Holdings, Inc. *	85,970	3,903,898
		40,915,828
IT Services — 2.63%
DigitalOcean Holdings, Inc. *	115,124	4,761,529
Endava PLC - SP ADR 1,*	42,385	3,741,324

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Flywire Corp. *	186,701	$3,291,538
		11,794,391
Semiconductors & Semiconductor Equipment — 1.62%
Ambarella, Inc. *	41,098	2,690,275
Axcelis Technologies, Inc. *	40,492	2,220,581
Impinj, Inc. *	39,519	2,318,580
		7,229,436
Communications Equipment — 0.56%
Calix, Inc. *	73,849	2,521,205
Total INFORMATION TECHNOLOGY (Cost $66,697,666)		62,460,860
CONSUMER DISCRETIONARY — 11.56%
Hotels, Restaurants & Leisure — 3.28%
Dave & Buster's Entertainment, Inc. *	46,754	1,532,596
Everi Holdings, Inc. *	201,208	3,281,703
Krispy Kreme, Inc.	211,334	2,874,142
Playa Hotels & Resorts NV *	615,681	4,229,728
Xponential Fitness, Inc. - A *	220,223	2,766,001
		14,684,170
Specialty Retail — 1.90%
Boot Barn Holdings, Inc. *	37,764	2,602,317
Murphy USA, Inc.	16,502	3,842,821
Petco Health & Wellness Co., Inc. *	141,765	2,089,616
		8,534,754
Auto Components — 1.81%
Gentherm, Inc. *	43,598	2,720,951
Visteon Corp. *	51,842	5,369,795
		8,090,746
Diversified Consumer Services — 1.32%
Duolingo, Inc. *	34,923	3,057,509
European Wax Center, Inc. - A	161,688	2,848,942
		5,906,451
Multiline Retail — 1.21%
Ollie's Bargain Outlet Holdings, Inc. *	92,473	5,432,789
Leisure Products — 0.81%
Callaway Golf Co. *	179,011	3,651,824
Internet & Direct Marketing Retail — 0.63%
Xometry, Inc. - A *	83,218	2,823,587
Household Durables — 0.60%
Skyline Champion Corp. *	56,274	2,668,513
Total CONSUMER DISCRETIONARY (Cost $60,905,028)		51,792,834
	Shares, Principal Amount, or Number of Contracts	Value
CONSUMER STAPLES — 9.13%
Beverages — 4.38%
Celsius Holdings, Inc. *	98,798	$6,447,557
MGP Ingredients, Inc.	67,107	6,716,740
The Duckhorn Portfolio, Inc. *	307,115	6,467,842
		19,632,139
Food & Staples Retailing — 1.84%
Grocery Outlet Holding Corp. *	140,426	5,986,361
Performance Food Group Co. *	48,585	2,233,938
		8,220,299
Food Products — 1.69%
Freshpet, Inc. *	32,411	1,681,807
Hostess Brands, Inc. *	166,158	3,524,211
The Simply Good Foods Co. *	62,764	2,370,596
		7,576,614
Personal Products — 1.22%
elf Beauty, Inc. *	46,482	1,426,068
The Beauty Health Co. *	313,491	4,031,494
		5,457,562
Total CONSUMER STAPLES (Cost $41,685,140)		40,886,614
ENERGY — 7.24%
Oil, Gas & Consumable Fuels — 5.59%
Cameco Corp. [1]	297,039	6,243,760
Civitas Resources, Inc.	34,772	1,818,228
Excelerate Energy, Inc. - A *	84,708	1,687,383
Golar LNG Ltd. *	191,789	4,363,200
Magnolia Oil & Gas Corp. - A	194,107	4,074,306
Matador Resources Co.	103,899	4,840,654
Southwestern Energy Co. *	321,319	2,008,244
		25,035,775
Energy Equipment & Services — 1.65%
Helmerich & Payne, Inc.	54,683	2,354,650
Patterson-UTI Energy, Inc.	155,312	2,447,717
ProFrac Holding Corp. - A *	141,954	2,599,178
		7,401,545
Total ENERGY (Cost $30,389,152)		32,437,320
MATERIALS — 6.33%
Metals & Mining — 2.85%
Allegheny Technologies, Inc. *	246,396	5,595,653
MP Materials Corp. *	223,518	7,170,458
		12,766,111
Chemicals — 2.73%
Aspen Aerogels, Inc. *	122,611	1,211,396
Cabot Corp.	67,158	4,284,009

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Livent Corp. *	296,862	$6,735,799
		12,231,204
Containers & Packaging — 0.75%
O-I Glass, Inc. *	239,742	3,356,388
Total MATERIALS (Cost $32,415,642)		28,353,703
FINANCIALS — 4.27%
Insurance — 3.85%
Kinsale Capital Group, Inc.	48,850	11,217,914
RLI Corp.	51,804	6,039,829
		17,257,743
Banks — 0.42%
Triumph Bancorp, Inc. *	29,722	1,859,408
Total FINANCIALS (Cost $17,449,157)		19,117,151
COMMUNICATION SERVICES — 2.87%
Media — 1.41%
Nexstar Media Group, Inc. - A	38,711	6,305,248
Interactive Media & Services — 0.92%
Bumble, Inc. - A *	89,493	2,519,228
Cargurus, Inc. *	75,541	1,623,376
		4,142,604
Entertainment — 0.54%
World Wrestling Entertainment, Inc. - A	38,560	2,409,614
Total COMMUNICATION SERVICES (Cost $14,572,264)		12,857,466
REAL ESTATE — 0.71%
Equity Real Estate Investment Trusts — 0.71%
Ryman Hospitality Properties, Inc. *	42,120	3,202,383
Total REAL ESTATE (Cost $3,785,409)		3,202,383
Total COMMON STOCKS (Cost $451,196,061)		433,190,445
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 6.03%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 1.11% [2] (Cost $27,039,918)	27,039,918	$27,039,918

TOTAL INVESTMENTS (Cost $478,235,979)	102.72%	$460,230,363
Liabilities In Excess of Other Assets	(2.72)%	(12,205,873)
Net Assets	100.00%	$448,024,490

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	96.69%
Short Term Investments	6.03%
Total Investments	102.72%
Liabilities In Excess of Other Assets	(2.72)%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.50
Auto Components	1.81
Banks	0.42
Beverages	4.38
Biotechnology	11.17
Chemicals	2.73
Commercial Services & Supplies	1.47
Communications Equipment	0.56
Construction & Engineering	3.10
Containers & Packaging	0.75
Diversified Consumer Services	1.32
Electrical Equipment	0.67
Energy Equipment & Services	1.65
Entertainment	0.54
Equity Real Estate Investment Trusts	0.71
Food & Staples Retailing	1.84
Food Products	1.69
Health Care Equipment & Supplies	5.74
Health Care Providers & Services	1.49
Health Care Technology	2.26
Hotels, Restaurants & Leisure	3.28
Household Durables	0.60
Industry	Percent of Net Assets
Insurance	3.85
Interactive Media & Services	0.92
Internet & Direct Marketing Retail	0.63
IT Services	2.63
Leisure Products	0.81
Machinery	3.12
Marine	0.92
Media	1.41
Metals & Mining	2.85
Money Market Fund	6.03
Multiline Retail	1.21
Oil, Gas & Consumable Fuels	5.59
Personal Products	1.22
Pharmaceuticals	2.15
Professional Services	4.33
Semiconductors & Semiconductor Equipment	1.62
Software	9.13
Specialty Retail	1.90
Trading Companies & Distributors	2.72
Liabilities In Excess of Other Assets	(2.72)
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund since May 1, 2020 (the date of the fund's inception),with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.
The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.31% as of the most recent prospectus dated April 30, 2022, as supplemented June 3, 2022.
Average Annual Total Returns as of 6/30/22	1 Year	Since Inception (5/1/20 - 6/30/22)
Driehaus Small/Mid Cap Growth Fund (DSMDX)[1]	-29.43%	16.48%
Russell 2500® Growth Index[2]	-31.81%	7.45%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Russell 2500® Growth Index measures the performance of the small to midcap growth segment of the US Equity universe. It measures the performance of those Russell 2500® Index companies with higher growth earning potential as defined by FTSE Russell’s leading style methodology. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer for the small to midcap growth segment of the market. Data is calculated with net dividend reinvestment. Source: FTSE Russell.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.79%
INDUSTRIALS — 19.16%
Professional Services — 5.29%
CACI International, Inc. - A *	520	$146,526
Exponent, Inc.	765	69,974
FTI Consulting, Inc. *	1,376	248,850
KBR, Inc.	4,404	213,109
		678,459
Construction & Engineering — 4.19%
Quanta Services, Inc.	2,383	298,685
WillScot Mobile Mini Holdings Corp. *	7,352	238,352
		537,037
Machinery — 2.64%
Chart Industries, Inc. *	1,642	274,838
Westinghouse Air Brake Technologies Corp.	783	64,269
		339,107
Trading Companies & Distributors — 1.92%
Core & Main, Inc. - A *	8,312	185,358
Univar Solutions, Inc. *	2,473	61,503
		246,861
Building Products — 1.91%
Carlisle Cos., Inc.	1,024	244,337
Aerospace & Defense — 1.53%
Axon Enterprise, Inc. *	463	43,138
Curtiss-Wright Corp.	1,161	153,321
		196,459
Commercial Services & Supplies — 0.88%
Tetra Tech, Inc.	823	112,381
Marine — 0.80%
Kirby Corp. *	1,680	102,211
Total INDUSTRIALS (Cost $2,385,983)		2,456,852
HEALTH CARE — 18.60%
Biotechnology — 10.20%
Alnylam Pharmaceuticals, Inc. *	658	95,969
Argenx SE - ADR 1,*	430	162,918
Ascendis Pharma A/S - ADR 1,*	661	61,447
Crinetics Pharmaceuticals, Inc. *	3,453	64,398
Galapagos NV - SP ADR 1,*	2,062	115,060
Halozyme Therapeutics, Inc. *	4,637	204,028
Horizon Therapeutics PLC *	961	76,649
Neurocrine Biosciences, Inc. *	1,068	104,109
Relay Therapeutics, Inc. *	4,883	81,790
SpringWorks Therapeutics, Inc. *	2,780	68,444
United Therapeutics Corp. *	432	101,796
	Shares, Principal Amount, or Number of Contracts	Value
Xenon Pharmaceuticals, Inc. 1,*	5,625	$171,113
		1,307,721
Health Care Equipment & Supplies — 2.67%
Inari Medical, Inc. *	1,567	106,540
Insulet Corp. *	266	57,972
Shockwave Medical, Inc. *	933	178,362
		342,874
Health Care Technology — 1.92%
Allscripts Healthcare Solutions, Inc. *	3,438	50,986
Inspire Medical Systems, Inc. *	1,069	195,274
		246,260
Health Care Providers & Services — 1.47%
AMN Healthcare Services, Inc. *	1,712	187,824
Life Sciences Tools & Services — 1.45%
Bio-Techne Corp.	313	108,498
Repligen Corp. *	479	77,790
		186,288
Pharmaceuticals — 0.89%
Intra-Cellular Therapies, Inc. *	1,993	113,760
Total HEALTH CARE (Cost $2,496,714)		2,384,727
INFORMATION TECHNOLOGY — 16.86%
Software — 9.04%
Avalara, Inc. *	1,159	81,825
Bill.com Holdings, Inc. *	1,357	149,189
Braze, Inc. - A *	1,708	61,881
CyberArk Software Ltd. 1,*	852	109,022
Five9, Inc. *	2,035	185,470
Gitlab, Inc. - A *	1,542	81,942
Monday.com Ltd. 1,*	703	72,521
Paylocity Holding Corp. *	1,070	186,629
Sprout Social, Inc. - A *	783	45,469
Tenable Holdings, Inc. *	2,139	97,132
Zscaler, Inc. *	587	87,762
		1,158,842
IT Services — 4.17%
DigitalOcean Holdings, Inc. *	3,293	136,198
Dlocal Ltd. 1,*	2,186	57,383
Endava PLC - SP ADR 1,*	1,447	127,727
Globant SA 1,*	310	53,940
MongoDB, Inc. *	615	159,592
		534,840
Semiconductors & Semiconductor Equipment — 3.18%
Ambarella, Inc. *	815	53,350
Axcelis Technologies, Inc. *	1,195	65,534
Enphase Energy, Inc. *	843	164,587
ON Semiconductor Corp. *	1,230	61,881

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Wolfspeed, Inc. *	990	$62,816
		408,168
Communications Equipment — 0.47%
Calix, Inc. *	1,748	59,677
Total INFORMATION TECHNOLOGY (Cost $2,190,641)		2,161,527
CONSUMER DISCRETIONARY — 11.34%
Specialty Retail — 3.11%
Petco Health & Wellness Co., Inc. *	4,000	58,960
Tractor Supply Co.	575	111,464
Ulta Beauty, Inc. *	592	228,204
		398,628
Leisure Products — 2.58%
Callaway Golf Co. *	4,243	86,557
Mattel, Inc. *	10,933	244,134
		330,691
Hotels, Restaurants & Leisure — 1.85%
Hyatt Hotels Corp. - A *	1,349	99,705
Planet Fitness, Inc. - A *	2,016	137,108
		236,813
Auto Components — 0.90%
Visteon Corp. *	1,110	114,974
Diversified Consumer Services — 0.70%
Duolingo, Inc. *	1,021	89,388
Automobiles — 0.68%
Harley-Davidson, Inc.	2,747	86,970
Distributors — 0.52%
LKQ Corp.	1,370	67,253
Household Durables — 0.51%
Skyline Champion Corp. *	1,395	66,151
Internet & Direct Marketing Retail — 0.49%
Chewy, Inc. - A *	1,830	63,538
Total CONSUMER DISCRETIONARY (Cost $1,642,203)		1,454,406
FINANCIALS — 7.38%
Insurance — 5.89%
Kinsale Capital Group, Inc.	1,217	279,472
Ryan Specialty Group Holdings, Inc. - A *	4,687	183,683
W. R. Berkley Corp.	4,279	292,085
		755,240
Capital Markets — 1.49%
LPL Financial Holdings, Inc.	1,033	190,568
Total FINANCIALS (Cost $887,376)		945,808
	Shares, Principal Amount, or Number of Contracts	Value
MATERIALS — 6.72%
Chemicals — 2.47%
Albemarle Corp.	1,088	$227,370
CF Industries Holdings, Inc.	1,051	90,102
		317,472
Metals & Mining — 2.23%
Allegheny Technologies, Inc. *	5,040	114,458
MP Materials Corp. *	5,333	171,083
		285,541
Containers & Packaging — 2.02%
Packaging Corp. of America	1,139	156,613
Sealed Air Corp.	1,775	102,453
		259,066
Total MATERIALS (Cost $906,778)		862,079
COMMUNICATION SERVICES — 5.90%
Entertainment — 3.36%
Liberty Media Corp.-Liberty Formula One - C *	3,969	251,912
Live Nation Entertainment, Inc. *	1,337	110,409
World Wrestling Entertainment, Inc. - A	1,097	68,552
		430,873
Media — 1.41%
Nexstar Media Group, Inc. - A	1,111	180,960
Interactive Media & Services — 1.13%
Bumble, Inc. - A *	3,487	98,159
Cargurus, Inc. *	2,192	47,106
		145,265
Total COMMUNICATION SERVICES (Cost $855,090)		757,098
ENERGY — 5.66%
Oil, Gas & Consumable Fuels — 4.03%
Cameco Corp. [1]	9,589	201,561
Diamondback Energy, Inc.	1,593	192,992
New Fortress Energy, Inc.	1,648	65,211
Southwestern Energy Co. *	9,118	56,987
		516,751
Energy Equipment & Services — 1.63%
Helmerich & Payne, Inc.	3,104	133,658
ProFrac Holding Corp. - A *	4,106	75,181
		208,839
Total ENERGY (Cost $658,297)		725,590

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONSUMER STAPLES — 2.40%
Beverages — 1.52%
Celsius Holdings, Inc. *	2,043	$133,326
Molson Coors Beverage Co. - B	1,131	61,651
		194,977
Food Products — 0.88%
Freshpet, Inc. *	914	47,427
The Simply Good Foods Co. *	1,732	65,418
		112,845
Total CONSUMER STAPLES (Cost $358,114)		307,822
REAL ESTATE — 0.77%
Equity Real Estate Investment Trusts — 0.77%
Ryman Hospitality Properties, Inc. *	1,292	98,231
Total REAL ESTATE (Cost $117,404)		98,231
Total COMMON STOCKS (Cost $12,498,600)		12,154,140
SHORT TERM INVESTMENTS — 5.72%
Northern Institutional Government Portfolio (Shares Class), 1.12% [2] (Cost $733,708)	733,708	733,708

TOTAL INVESTMENTS (Cost $13,232,308)	100.51%	$12,887,848
Liabilities In Excess of Other Assets	(0.51)%	(65,829)
Net Assets	100.00%	$12,822,019

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	94.79%
Short Term Investments	5.72%
Total Investments	100.51%
Liabilities In Excess of Other Assets	(0.51)%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2022 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.53
Auto Components	0.90
Automobiles	0.68
Beverages	1.52
Biotechnology	10.20
Building Products	1.91
Capital Markets	1.49
Chemicals	2.47
Commercial Services & Supplies	0.88
Communications Equipment	0.47
Construction & Engineering	4.19
Containers & Packaging	2.02
Distributors	0.52
Diversified Consumer Services	0.70
Energy Equipment & Services	1.63
Entertainment	3.36
Equity Real Estate Investment Trusts	0.77
Food Products	0.88
Health Care Equipment & Supplies	2.67
Health Care Providers & Services	1.47
Health Care Technology	1.92
Hotels, Restaurants & Leisure	1.85
Industry	Percent of Net Assets
Household Durables	0.51
Insurance	5.89
Interactive Media & Services	1.13
Internet & Direct Marketing Retail	0.49
IT Services	4.17
Leisure Products	2.58
Life Sciences Tools & Services	1.45
Machinery	2.64
Marine	0.80
Media	1.41
Metals & Mining	2.23
Money Market Fund	5.72
Oil, Gas & Consumable Fuels	4.03
Pharmaceuticals	0.89
Professional Services	5.29
Semiconductors & Semiconductor Equipment	3.18
Software	9.04
Specialty Retail	3.11
Trading Companies & Distributors	1.92
Liabilities In Excess of Other Assets	(0.51)
TOTAL	100.00

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund since August 26, 2013 (the date of the fund's inception),with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.
The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.50% as of the most recent prospectus dated April 30, 2022, as supplemented June 3, 2022.
Average Annual Total Returns as of 6/30/22	1 Year	3 Years	5 Years	Since Inception (8/26/13 - 6/30/22)
Driehaus Event Driven Fund (DEVDX)[1]	-9.77%	6.76%	6.44%	5.10%
S&P 500 Index[2]	-10.62%	10.60%	11.31%	11.88%
FTSE 3-Month T-Bill Index[3]	0.19%	0.61%	1.09%	0.69%

[1]	The returns for the periods prior to March 1, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group. It is a market-weighted index, with each stock’s weight in the index proportionate to its market value.
[3]	The FTSE 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The FTSE 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 0.43%
Leisure Time — 0.43%
Topgolf International, Inc., Initial Term Loan 2/9/26 [1,2]	$810,000	$792,536
Total BANK LOANS (Cost $807,975)		792,536
CONVERTIBLE CORPORATE BONDS — 1.55%
Media — 1.55%
Twitter, Inc. 2.54%, 3/15/26	3,202,000	2,833,972
Total CONVERTIBLE CORPORATE BONDS (Cost $2,899,637)		2,833,972
CORPORATE BONDS — 23.84%
Commercial Services — 2.63%
MoneyGram International, Inc. 5.37%, 8/1/26 [3,4]	5,053,000	4,811,517
Diversified Financial Services — 1.28%
Home Point Capital, Inc. 5.00%, 2/1/26 [3,4]	3,398,000	2,344,620
Electric — 3.38%
Vistra Corp. 8.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 693 basis points), 10/15/26 [3,5,6]	645,000	620,813
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [3,4,5,6]	6,127,000	5,560,252
		6,181,065
Entertainment — 7.14%
Cinemark USA, Inc. 5.25%, 7/15/28 [3,4]	8,181,000	6,574,661
Golden Entertainment, Inc. 7.62%, 4/15/26 [3]	6,561,000	6,495,390
		13,070,051
Lodging — 3.32%
Arrow Bidco LLC 9.50%, 3/15/24 [3,4]	6,189,000	6,080,693
Media — 2.15%
Twitter, Inc. 5.00%, 3/1/30 [3]	4,155,000	3,942,056
Oil & Gas Services — 0.27%
Oceaneering International, Inc. 4.65%, 11/15/24	532,000	492,105
Pharmaceuticals — 0.93%
Curaleaf Holdings, Inc. 8.00%, 12/15/26 [3,7]	1,814,000	1,700,436
	Shares, Principal Amount, or Number of Contracts	Value
Retail — 2.74%
Kohl's Corp. 3.38%, 5/1/31	$5,785,000	$5,017,096
Total CORPORATE BONDS (Cost $47,515,764)		43,639,639
FOREIGN ISSUER BONDS — 0.36%
Auto Manufacturers — 0.36%
Mclaren Finance PLC 7.50%, 8/1/26 [3,7]	883,000	652,449
Total FOREIGN ISSUER BONDS (Cost $893,417)		652,449
COMMON STOCKS — 54.77%
Auto Parts & Equipment — 2.73%
Holley, Inc. 4,*	475,211	4,989,716
Banks — 6.96%
Blue Foundry Bancorp 4,*	390,560	4,682,814
HarborOne Bancorp, Inc. [4]	269,132	3,711,330
Kearny Financial Corp./MD [4]	391,252	4,346,810
		12,740,954
Biotechnology — 9.59%
Ascendis Pharma A/S - ADR 4,7,*	13,514	1,256,261
Biohaven Pharmaceutical Holding Co. Ltd. *	14,337	2,089,044
Crinetics Pharmaceuticals, Inc. *	324,621	6,054,182
DICE Therapeutics, Inc. 4,*	77,220	1,198,454
Relay Therapeutics, Inc. 4,*	182,698	3,060,192
Xenon Pharmaceuticals, Inc. 4,7,*	128,193	3,899,631
		17,557,764
Commercial Services — 1.34%
Triton International Ltd. [7]	46,634	2,455,280
Engineering & Construction — 4.01%
WillScot Mobile Mini Holdings Corp. 4,*	226,351	7,338,299
Entertainment — 5.62%
Golden Entertainment, Inc. 4,*	260,151	10,288,972
Financial Services — 3.48%
FTAC Zeus Acquisition Corp. - A *	133,692	1,322,214
Screaming Eagle Acquisition Corp. - A *	525,785	5,042,278
		6,364,492
Healthcare - Products — 0.31%
SomaLogic, Inc. 4,*	124,795	564,073
Holding Companies - Diversified — 10.89%
Class Acceleration Corp. - A 8,*	108,472	1,065,195
Corazon Capital V838 Monoceros Corp. - A 4,8,*	189,734	1,855,599

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
First Light Acquisition Group, Inc. - A 8,*	386,250	$3,839,325
Flag U Founders *,^	24,357	0
Jack Creek Investment Corp. - A 8,*	302,994	2,979,946
Live Oak Mobility Acquisition Corp. - A 4,8,*	214,262	2,099,768
Logistics Innovation Technologies Corp. - A 8,*	192,225	1,868,427
Senior Connect Acquisition Corp. I - A 4,8,*	190,710	1,878,493
Tekkorp Digital Acquisition Corp. - A 4,8,*	189,734	1,882,161
Tishman Speyer Innovation Corp. II - A 4,8,*	184,448	1,805,746
Z-Work Acquisition Corp. - A 8,*	67,660	665,098
		19,939,758
Leisure Time — 0.98%
Callaway Golf Co. *	88,234	1,799,974
Metal Fabricate/Hardware — 1.74%
Hillman Solutions Corp. 4,*	368,616	3,184,842
Savings & Loans — 2.51%
Berkshire Hills Bancorp, Inc. [4]	185,372	4,591,665
Software — 1.12%
Sailpoint Technologies Holdings, Inc. *	32,824	2,057,408
Transportation — 3.49%
Air Transport Services Group, Inc. 4,*	173,017	4,970,777
XPO Logistics, Inc. 4,*	29,442	1,417,927
		6,388,704
Total COMMON STOCKS (Cost $105,072,935)		100,261,901
PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) — 0.72%
Healthcare - Products — 0.33%
SomaLogic, Inc. *	131,600	594,832
Biotechnology — 0.39%
EQRx, Inc. *	153,962	722,082
Total PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) (Cost $2,855,620)		1,316,914
PREFERRED STOCKS — 2.00%
Retail — 0.67%
Qurate Retail, Inc. 8.00%, [9]	20,967	1,225,521
Telecommunications — 1.33%
Telephone and Data Systems, Inc. 6.63%, [9]	22,999	465,500
	Shares, Principal Amount, or Number of Contracts	Value
Telephone and Data Systems, Inc. 6.00%, [9]	107,525	$1,979,535
		2,445,035
Total PREFERRED STOCKS (Cost $5,370,056)		3,670,556

PURCHASED CALL OPTIONS — 0.02%
Consumer Discretionary Services — 0.02%
Kohl's Corp. Exercise Price: $50.00, Notional Amount: $4,665,000, Expiration Date: July 15, 2022	933	$27,057
Kohl's Corp. Exercise Price: $52.22, Notional Amount: $5,890,416, Expiration Date: July 15, 2022	1,128	15,792
		42,849
Total PURCHASED CALL OPTIONS (Premiums paid $627,285)		42,849
WARRANTS — 0.15%
Class Acceleration Corp. - A, Exp. 3/31/28, Strike $11.50 *	54,236	4,068
Corazon Capital V838 Monoceros Corp. - A, Exp. 12/31/28, Strike $11.50 *	53,713	4,297
Deep Lake Capital Acquisition Corp. - B, Exp. 12/31/27, Strike $11.50 *	10,795	864
EQRx, Inc., Exp. 12/31/28, Strike $11.50 *	26,680	22,825
First Light Acquisition Group, Inc., Exp. 10/7/23, Strike $11.50 *	193,125	17,381
FTAC Zeus Acquisition Corp. - A, Exp. 11/23/26, Strike $11.50 *	66,846	10,695
Inspirato, Inc., Exp. 1/1/30, Strike $11.50 *	35,733	23,237
Jack Creek Investment Corp., Exp. 12/31/27, Strike $11.50 *	151,497	11,877
L&F Acquisition Corp. - A, Exp. 5/23/27, Strike $11.50 *	65,250	10,107
Live Oak Mobility Acquisition Corp., Exp. 3/4/28, Strike $11.50 *	42,851	7,508
Logistics Innovation Technologies Corp., Exp. 6/15/28, Strike $11.50 *	64,075	10,252
Longview Acquisition Corp. II - A, Exp. 5/10/26, Strike $11.50 *	45,820	5,957

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2022 (unaudited)

Pagaya Technologies Ltd., Exp. 5/31/27, Strike $11.50 *	110,040	$43,092
Screaming Eagle Acquisition Corp. - A, Exp. 5/1/27, Strike $11.50 *	175,261	66,599
Senior Connect Acquisition Corp. I - A, Exp. 12/31/27, Strike $11.50 *	62,919	4,404
SomaLogic, Inc., Exp. 12/31/27, Strike $11.50 *	22,690	17,244
Tekkorp Digital Acquisition Corp., Exp. 1/24/25, Strike $11.50 *	59,550	9,534
Tishman Speyer Innovation Corp. II - A, Exp. 12/31/27, Strike $11.50 *	36,889	4,833
X4 Pharmaceuticals, Inc., Exp. 4/12/24, Strike $13.20 *	5,547	288
Z-Work Acquisition Corp. - A, Exp. 12/31/27, Strike $11.50 *	22,553	3,157
Total WARRANTS (Cost $0)		278,219
SHORT TERM INVESTMENTS — 12.50%
Northern Institutional Treasury Portfolio (Premier Class), 1.16% [10] (Cost $22,877,045)	22,877,045	22,877,045

TOTAL INVESTMENTS (Cost $188,919,734)	96.34%	$176,366,080
Other Assets In Excess of Liabilities	3.66%	6,706,988
Net Assets	100.00%	$183,073,068
INVESTMENT SECURITIES SOLD SHORT — (22.63)%
CORPORATE BONDS — (2.64)%
Consumer Discretionary Services — (1.50)%
AMC Entertainment Holdings, Inc. 7.50% 2/15/29 [3]	(3,258,000)	(2,753,010)
Diversified Financial Services — (1.14)%
United Wholesale Mortgage LLC 5.50% 4/15/29 [3]	(2,726,000)	(2,087,162)
Total CORPORATE BONDS (Proceeds $5,378,049)		(4,840,172)
WRITTEN CALL OPTIONS — (0.01)%
Consumer Discretionary Services — (0.01)%
Kohl's Corp. Exercise Price: $57.50, Notional Amount: $(5,364,750), Expiration Date: July 15, 2022	(933)	(13,062)

Kohl's Corp. Exercise Price: $60.00, Notional Amount: $(6,768,000), Expiration Date: July 15, 2022	(1,128)	$(4,512)
		(17,574)
Total WRITTEN CALL OPTIONS (Premiums received $(206,608))		(17,574)
COMMON STOCKS — (0.20)%
Internet — (0.20)%
Twitter, Inc. *	(9,996)	(373,751)
Total COMMON STOCKS (Proceeds $445,187)		(373,751)
EXCHANGE-TRADED FUNDS — (19.78)%
Global X US Infrastructure Development ETF	(34,526)	(786,157)
iShares Russell 2000 ETF	(74,148)	(12,557,705)
iShares S&P Mid-Cap 400 Value ETF	(8,901)	(840,343)
SPDR S&P Biotech ETF *	(133,672)	(9,927,820)
SPDR S&P Regional Banking ETF	(208,146)	(12,091,201)
Total EXCHANGE-TRADED FUNDS (Proceeds $50,152,758)		(36,203,226)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $56,182,602)	(22.63)%	$(41,434,723)

ADR	American Depositary Receipt
CMT	Constant Maturity
PLC	Public Limited Company

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate tied to a money market index like the Secured Overnight Financing Rate ("SOFR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. The interest rate shown reflects the rate in effect at June 30, 2022. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Position is unsettled. Contract rate was not determined at June 30, 2022 and does not take effect until settlement date.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $33,942,715, which represents 19% of Net Assets.
[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[5]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[6]	Variable rate security. Rates disclosed as of June 30, 2022.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2022 (unaudited)

[7]	Foreign security denominated and/or traded in U.S. dollars.
[8]	Special Purpose Acquisition Company (SPAC).
[9]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[10]	7 day current yield as of June 30, 2022 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Bank Loans	0.43%
Convertible Corporate Bonds	1.55%
Corporate Bonds	23.84%
Foreign Issuer Bonds	0.36%
Purchased Call Options	0.02%
Common Stocks	54.77%
Private Investment in Public Equity (PIPES)	0.72%
Preferred Stocks	2.00%
Warrants	0.15%
Short Term Investments	12.50%
Total Investments	96.34%
Other Assets In Excess of Liabilities	3.66%
Net Assets	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2022 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
GSCBGDEN Index (Monthly)	Financing Index: 1-Month ICE LIBOR USD - 0.5%	10/20/2022	GSC	USD	129,402	$(144,659)	$—	$(144,659)
						$(144,659)	$—	$(144,659)
GSC - Goldman Sachs International
Notes to Financial Statements are an integral part of this Schedule.

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Driehaus Mutual Funds
Statements of Assets and Liabilities
June 30, 2022 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$1,558,414,611	$87,721,090
Investments securities, at fair value	$1,695,105,238	$89,357,477
Short-term securities, at fair value[1]	150,921,464	5,682,919
Purchased options, at fair value[2]	—	—
Warrant securities, at fair value[3]	—	—
Foreign currency, at fair value[4]	14,599,878	920,814
Cash	—	—
Deposit at broker for securities sold short	—	—
Receivable for investment securities sold	11,326,860	1,180,843
Receivable for fund shares sold	1,784,867	47,978
Receivable for interest and dividends	5,473,491	948,745
Prepaid expenses	174,997	40,053

TOTAL ASSETS	1,879,386,795	98,178,829

LIABILITIES:
Payable for investment securities sold short, proceeds	—	—
Payable for investment securities sold short, at fair value	—	—
Written options, at fair value[5]	—	—
Unrealized depreciation on open OTC swap contracts	—	—
Payable for fund shares redeemed	1,097,326	17,259
Payable for investment securities purchased	11,407,165	635
Advisory fees payable, net	1,547,460	75,124
Payable for interest and dividends on securities sold short	—	—
Accrued shareholder services plan fees	245,108	—
Accrued administration and accounting fees	176,384	12,284
Accrued foreign capital gains taxes	1,334,789	—
Accrued expenses	273,608	28,777

TOTAL LIABILITIES	16,081,840	134,079

NET ASSETS	$1,863,304,955	$98,044,750

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2022:
Paid-in-capital	$1,828,358,115	$121,027,271
Total distributable earnings (deficit)	34,946,840	(22,982,521)
NET ASSETS	$1,863,304,955	$98,044,750

NET ASSETS	$—	$98,044,750
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	—	5,506,558
NET ASSET VALUE	$—	$17.81
INVESTOR CLASS SHARES
NET ASSETS	$645,759,268	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	19,345,600	—
NET ASSET VALUE	$33.38	$—
INSTITUTIONAL CLASS SHARES
NET ASSETS	$1,217,545,687	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	36,297,227	—
NET ASSET VALUE	$33.54	$—

[1]	The cost of short-term securities was $150,921,464, $5,682,919, $3,095,420, $5,590,673, $7,324,399, $27,039,918, $733,708 and $22,877,045, respectively.
[2]	The cost of purchased options was $0, $0, $0, $0, $0, $0, $0 and $627,285, respectively.
[3]	The cost of warrants was $0, $0, $0, $0, $0, $0, $0 and $0, respectively.
[4]	The cost of foreign currency was $14,699,865, $922,796, $4,157, $1,957,857, $0, $0, $0 and $0, respectively.
[5]	The proceeds of written options was $0, $0, $0, $0, $0, $0, $0 and $(206,608), respectively.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Assets and Liabilities
June 30, 2022 (unaudited)

Driehaus Emerging Markets Opportunities Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund	Driehaus Event Driven Fund

$39,684,500	$240,518,639	$172,046,260	$451,196,061	$12,498,600	$165,415,404
$41,926,198	$208,451,856	$174,181,415	$433,190,445	$12,154,140	$153,167,967
3,095,420	5,590,673	7,324,399	27,039,918	733,708	22,877,045
—	—	—	—	—	42,849
—	—	29,579	—	—	278,219
4,156	1,957,857	—	—	—	—
400,596	—	—	—	—	—
—	—	—	—	—	47,966,637
126,500	664,970	4,467,797	1,981,229	173,956	897,000
50,000	543	3,602	420,745	—	136,056
300,184	973,059	11,362	30,664	6,925	869,694
47,023	33,205	37,474	74,316	34,555	74,479

45,950,077	217,672,163	186,055,628	462,737,317	13,103,284	226,309,946

—	—	—	—	—	55,975,994
—	—	—	—	—	41,417,149
—	—	—	—	—	17,574
—	—	—	—	—	144,659
—	30,370	25,803	292,011	2,983	452,610
255,243	672,784	3,766,330	14,097,356	247,038	807,975
22,765	189,039	197,542	227,574	2,386	152,471
—	—	—	—	—	127,266
—	—	—	24,252	—	60,314
7,463	24,414	17,500	28,771	9,604	12,239
56,898	—	—	—	—	—
46,893	49,115	35,451	42,863	19,254	44,621

389,262	965,722	4,042,626	14,712,827	281,265	43,236,878

$45,560,815	$216,706,441	$182,013,002	$448,024,490	$12,822,019	$183,073,068

$44,812,692	$248,107,107	$175,992,961	$540,582,742	$15,495,200	$194,870,669
748,123	(31,400,666)	6,020,041	(92,558,252)	(2,673,181)	(11,797,601)
$45,560,815	$216,706,441	$182,013,002	$448,024,490	$12,822,019	$183,073,068

$45,560,815	$216,706,441	$182,013,002	$—	$12,822,019	$183,073,068
3,913,897	27,337,346	18,261,863	—	1,012,538	15,441,645
$11.64	$7.93	$9.97	$—	$12.66	$11.86

$—	$—	$—	$61,290,054	$—	$—
—	—	—	4,073,526	—	—
$—	$—	$—	$15.05	$—	$—

$—	$—	$—	$386,734,436	$—	$—
—	—	—	25,261,888	—	—
$—	$—	$—	$15.31	$—	$—
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Operations
June 30, 2022 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME:
Interest income	$187,619	$14,345
Dividend income[1]	22,834,375	909,325

Total investment income	23,021,994	923,670

Expenses:
Investment advisory fees	9,969,191	583,240
Shareholder services fees	809,615	—
Administration fees	330,401	17,423
Transfer agent fees	95,917	5,051
Trustees fees	246,983	12,240
Custody fees	253,904	30,022
Reports to shareholders	60,870	4,541
Professional fees	264,498	20,904
Audit and tax fees	47,973	33,259
Federal and state registration fees	32,127	10,148
Dividends and interest on short positions	—	—
Miscellaneous	127,802	23,292
Total expenses	12,239,281	740,120
Investment advisory fees recoupment (reimbursement)	—	(82,550)
Fees paid indirectly	(129,898)	(100)
Net expenses	12,109,383	657,470

Net investment income (loss)	10,912,611	266,200

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Net realized gain (loss) on transactions from:
Investments[2]	(66,977,813)	(4,104,861)
Warrants	—	—
Purchased options contracts	—	—
Securities sold short	—	—
Written options contracts	—	—
Swap contracts	—	—
Foreign currency	(1,143,393)	(42,607)

Net realized gain (loss) on investment transactions	(68,121,206)	(4,147,468)

Change in net unrealized appreciation (depreciation) on:
Investments[3]	(382,072,541)	(19,407,834)
Warrants	—	—
Securities sold short	—	—
Purchased options contracts	—	—
Written options contracts	—	—
Swap contracts	—	—
Foreign currency	(418,405)	(50,981)
Foreign currency translations	111,413	—
Net change in unrealized appreciation (depreciation) on investment transactions	(382,379,533)	(19,458,815)

Net realized and unrealized gain (loss) on investment transactions	(450,500,739)	(23,606,283)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(439,588,128)	$(23,340,083)

[1]	Net of $2,528,280, $77,677, $52,991, $319,667, $0, $5,321, $329, and $0 of non-reclaimable foreign taxes withheld, respectively.
[2]	Net realized gain (loss) from security transactions are net of $3,600,623, $311,329, $0, $0, $0, $0, $0 and $0 foreign capital gains tax paid, respectively.
[3]	Net unrealized gain (loss) from security transactions are net of $5,062,910, $792,813, $59,982, $0, $0, $0, $0 and $0 foreign capital gains tax paid, respectively.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Operations
June 30, 2022 (unaudited)

Driehaus Emerging Markets Opportunities Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund	Driehaus Event Driven Fund

$260,312	$9,132	$10,557	$21,045	$433	$1,624,720
484,051	2,895,674	860,408	1,482,856	46,425	509,969

744,363	2,904,806	870,965	1,503,901	46,858	2,134,689

228,111	1,354,296	1,488,785	1,496,013	54,401	965,285
—	—	—	81,952	—	181,213
8,135	43,583	36,741	82,049	2,835	31,611
2,361	12,665	10,719	23,796	824	8,560
6,079	32,552	29,821	55,242	2,154	22,041
12,175	22,762	18,420	22,907	13,408	11,512
2,787	7,180	6,751	17,288	2,679	9,353
12,056	29,819	27,191	46,569	3,644	21,409
31,623	20,442	17,108	17,108	17,108	25,290
10,581	12,717	12,766	27,813	9,534	17,194
—	—	—	—	—	300,559
15,303	31,701	31,730	39,678	17,656	29,144
329,211	1,567,717	1,680,032	1,910,415	124,243	1,623,171
(76,135)	—	—	—	(35,808)	—
(2,154)	(6,769)	(34,698)	(45,752)	(2,300)	(33,319)
250,922	1,560,948	1,645,334	1,864,663	86,135	1,589,852

493,441	1,343,858	(774,369)	(360,762)	(39,277)	544,837

(1,169,286)	(12,482,658)	(5,300,269)	(77,776,780)	(2,396,540)	(14,958,781)
—	—	—	—	—	(236,545)
158,010	—	—	—	—	(59,567)
—	—	—	—	—	2,476,805
—	—	—	—	—	—
63,890	—	—	—	—	1,277,972
(413)	13,559	—	—	—	—

(947,799)	(12,469,099)	(5,300,269)	(77,776,780)	(2,396,540)	(11,500,116)

(9,951,178)	(81,496,431)	(121,456,760)	(160,150,610)	(5,106,846)	(23,443,809)
—	—	(6,379)	—	—	(486,752)
—	—	—	—	—	12,447,663
—	—	—	—	—	(584,436)
—	—	—	—	—	189,034
—	—	—	—	—	(106,741)
(3,003)	(52,949)	—	—	—	—
—	—	—	—	—	—
(9,954,181)	(81,549,380)	(121,463,139)	(160,150,610)	(5,106,846)	(11,985,041)

(10,901,980)	(94,018,479)	(126,763,408)	(237,927,390)	(7,503,386)	(23,485,157)

$(10,408,539)	$(92,674,621)	$(127,537,777)	$(238,288,152)	$(7,542,663)	$(22,940,320)

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$10,912,611	$307,977	$266,200	$294,442
Net realized gain (loss) on investment transactions	(68,121,206)	189,076,575	(4,147,468)	18,667,537
Net change in unrealized appreciation (depreciation) on investment transactions	(382,379,533)	(241,356,919)	(19,458,815)	(3,691,089)

Net increase (decrease) in net assets resulting from operations	(439,588,128)	(51,972,367)	(23,340,083)	15,270,890

Distributions from distributable earnings to shareholders:
Fund	—	—	—	(49,512)
Investor Class Shares	—	(124,720,312)	—	—
Institutional Class Shares	—	(219,579,683)	—	—
Total distributions to shareholders	—	(344,299,995)	—	(49,512)

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	14,169,221	27,161,675
Investor Class	55,818,434	114,382,649	—	—
Institutional Class	170,047,796	456,095,754	—	—
Reinvestment of distributions:
Fund	—	—	—	43,116
Investor Class	—	120,092,702	—	—
Institutional Class	—	196,637,512	—	—
Cost of shares redeemed:
Fund	—	—	(9,430,797)	(15,512,569)
Investor Class	(98,226,096)	(201,365,699)	—	—
Institutional Class	(151,885,773)	(245,809,899)	—	—
Redemption fees:
Fund	—	—	2,028	1,535
Investor Class	17,467	23,718	—	—
Institutional Fund	17,212	58,326	—	—
Net increase (decrease) in net assets resulting from capital transactions	(24,210,960)	440,115,063	4,740,452	11,693,757
Total increase (decrease) in net assets	(463,799,088)	43,842,701	(18,599,631)	26,915,135

NET ASSETS:

Beginning of period	$2,327,104,043	$2,283,261,342	$116,644,381	$89,729,246
End of period	$1,863,304,955	$2,327,104,043	$98,044,750	$116,644,381

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Emerging Markets Opportunities Fund		Driehaus International Small Cap Growth Fund		Driehaus Micro Cap Growth Fund
For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021

$493,441	$564,274	$1,343,858	$1,032,830	$(774,369)	$(4,776,419)
(947,799)	441,572	(12,469,099)	63,535,651	(5,300,269)	114,688,268
(9,954,181)	(1,660,053)	(81,549,380)	(29,892,096)	(121,463,139)	(32,720,786)

(10,408,539)	(654,207)	(92,674,621)	34,676,385	(127,537,777)	77,191,063

—	(3,192,791)	—	(72,600,000)	—	(123,999,999)
—	—	—	—	—	—
—	—	—	—	—	—
—	(3,192,791)	—	(72,600,000)	—	(123,999,999)

1,120,852	11,548,706	10,709,910	68,316,473	4,492,552	5,932,222
—	—	—	—	—	—
—	—	—	—	—	—

—	3,192,291	—	64,761,613	—	89,300,107
—	—	—	—	—	—
—	—	—	—	—	—

(2,879,859)	(6,387,891)	(33,642,538)	(51,696,847)	(36,211,024)	(41,545,106)
—	—	—	—	—	—
—	—	—	—	—	—

795	—	1,551	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(1,758,212)	8,353,106	(22,931,077)	81,381,239	(31,718,472)	53,687,223
(12,166,751)	4,506,108	(115,605,698)	43,457,624	(159,256,249)	6,878,287

$57,727,566	$53,221,458	$332,312,139	$288,854,515	$341,269,251	$334,390,964
$45,560,815	$57,727,566	$216,706,441	$332,312,139	$182,013,002	$341,269,251

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Small Cap Growth Fund		Driehaus Small/Mid Cap Growth Fund
	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(360,762)	$(2,917,475)	$(39,277)	$(155,857)
Net realized gain (loss) on investment transactions	(77,776,780)	82,938,619	(2,396,540)	2,015,530
Net change in unrealized appreciation (depreciation) on investment transactions	(160,150,610)	2,862,750	(5,106,846)	1,216,089

Net increase (decrease) in net assets resulting from operations	(238,288,152)	82,883,894	(7,542,663)	3,075,762

Distributions from distributable earnings to shareholders:
Fund	—	—	—	(1,753,267)
Investor Class Shares	—	(15,495,848)	—	—
Institutional Class Shares	—	(73,704,158)	—	—
Total distributions to shareholders	—	(89,200,006)	—	(1,753,267)

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	2,300,876	11,530,225
Investor Class	21,243,702	89,878,449	—	—
Institutional Class	137,498,364	208,019,662	—	—
Reinvestment of distributions:
Fund	—	—	—	1,753,267
Investor Class	—	15,479,510	—	—
Institutional Class	—	66,494,390	—	—
Cost of shares redeemed:
Fund	—	—	(5,111,296)	(6,277,724)
Investor Class	(21,324,992)	(29,025,749)	—	—
Institutional Class	(60,453,571)	(90,522,445)	—	—
Redemption fees:
Fund	—	2,412	1,353	—
Investor Class	24,912	58,498	—	—
Institutional Fund	12,586	—	—	—
Net increase (decrease) in net assets resulting from capital transactions	77,001,001	260,384,727	(2,809,067)	7,005,768
Total increase (decrease) in net assets	(161,287,151)	254,068,615	(10,351,730)	8,328,263

NET ASSETS:

Beginning of period	$609,311,641	$355,243,026	$23,173,749	$14,845,486
End of period	$448,024,490	$609,311,641	$12,822,019	$23,173,749

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Event Driven Fund
For the six months ended June 30, 2022 (unaudited)	For the year ended December 31, 2021

$544,837	$188,587
(11,500,116)	15,108,809
(11,985,041)	(4,075,164)

(22,940,320)	11,222,232

—	(22,722,926)
—	—
—	—
—	(22,722,926)

76,570,082	123,731,700
—	—
—	—

—	21,829,123
—	—
—	—

(74,191,232)	(72,489,715)
—	—
—	—

—	—
—	—
—	—
2,378,850	73,071,108
(20,561,470)	61,570,414

$203,634,538	$142,064,124
$183,073,068	$203,634,538

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund — Investor Class
Financial Highlights

	For the six month period January 1, 2022 through June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Net asset value, beginning of period	$ 41.20	$ 49.09	$ 39.53	$ 31.80	$ 39.64	$ 27.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.17[1]	(0.07)[1]	(0.09)[1]	0.30[1]	0.26[1]	0.11[1]
Net realized and unrealized gain (loss) on investments	(7.99)	(0.93)	10.87	7.76	(6.73)	11.78
Total income (loss) from investment operations	(7.82)	(1.00)	10.78	8.06	(6.47)	11.89
LESS DISTRIBUTIONS:
Net investment income	—	—	—	(0.33)	(0.16)	(0.23)
Net realized gain	—	(6.89)	(1.22)	—	(1.21)	—
Total distributions	—	(6.89)	(1.22)	(0.33)	(1.37)	(0.23)
Redemption fees added to paid-in capital	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 33.38	$ 41.20	$ 49.09	$ 39.53	$ 31.80	$ 39.64
Total Return	(18.98)%[3]	(1.90)%	27.31%	25.34%	(16.26)%	42.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 645,759	$ 844,522	$ 951,998	$ 863,535	$ 791,656	$ 1,266,365
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.33%[4]	1.29%	1.39%	1.41%	1.38%	1.54%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.32%[4]	1.28%	1.38%	1.40%	1.37%	1.53%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.89%[4]	(0.13)%	(0.24)%	0.85%	0.69%	0.33%
Portfolio turnover	73%[3]	169%	203%	167%	218%	176%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2017, 2018, 2019, 2020, 2021 and for the six month period June 30, 2022.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund — Institutional Class
Financial Highlights

	For the six month period January 1, 2022 through June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the period July 17, 2017 through December 31, 2017
Net asset value, beginning of period	$ 41.36	$ 49.14	$ 39.48	$ 31.76	$ 39.61	$ 34.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.21[1]	0.05[1]	(0.01)[1]	0.38[1]	0.32	0.12[1]
Net realized and unrealized gain (loss) on investments	(8.03)	(0.94)	10.89	7.75	(6.71)	4.92
Total income (loss) from investment operations	(7.82)	(0.89)	10.88	8.13	(6.39)	5.04
LESS DISTRIBUTIONS:
Net investment income	—	—	—	(0.41)	(0.25)	(0.28)
Net realized gain	—	(6.89)	(1.22)	—	(1.21)	—
Total distributions	—	(6.89)	(1.22)	(0.41)	(1.46)	(0.28)
Redemption fees added to paid-in capital	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 33.54	$ 41.36	$ 49.14	$ 39.48	$ 31.76	$ 39.61
Total Return	(18.91)%[3]	(1.67)%	27.60%	25.60%	(16.08)%	14.47%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 1,217,546	$ 1,482,582	$ 1,331,263	$ 928,230	$ 654,445	$ 513,135
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.10%[4]	1.07%	1.17%	1.20%	1.17%	1.17%[4]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.09%[4]	1.06%	1.16%	1.19%	1.16%	1.16%[4]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.15%[4]	0.10%	(0.02)%	1.07%	0.89%	0.71%[4]
Portfolio turnover	73%[3]	169%	203%	167%	218%	176%[3]

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2017, 2018, 2019, 2020, 2021 and for the six month period June 30, 2022.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2022 through June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Net asset value, beginning of period	$ 22.11	$ 19.08	$ 14.38	$ 10.80	$ 14.21	$ 10.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.05	0.06	0.02	0.06	(0.04)[1]	0.02[1]
Net realized and unrealized gain (loss) on investments	(4.35)	2.98	4.80	3.58	(3.37)	3.53
Total income (loss) from investment operations	(4.30)	3.04	4.82	3.64	(3.41)	3.55
LESS DISTRIBUTIONS:
Net investment income	—	(0.01)	(0.12)	(0.06)	—	—
Total distributions	—	(0.01)	(0.12)	(0.06)	—	—
Redemption fees added to paid-in capital	0.00[2]	0.00[2]	—	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 17.81	$ 22.11	$ 19.08	$ 14.38	$ 10.80	$ 14.21
Total Return	(19.45)%[3]	15.93%	33.56%	33.71%	(24.00)%	33.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 98,045	$ 116,644	$ 89,729	$ 62,407	$ 89,653	$ 271,146
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.40%[4]	1.37%	1.72%	1.80%[5]	2.27%[5]	1.82%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[6]	1.24%[4,7]	1.24%	1.45%[7]	1.45%[5,7]	2.26%[5]	1.80%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[6]	0.50%[4,7]	0.28%[7]	0.12%[7]	0.52%[7]	(0.30)%	0.15%
Portfolio turnover	80%[3]	178%	248%	220%	207%	243%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio of expenses to average net assets includes interest expense of 0.01% for the year ended December 31, 2019, and less than 0.005% for the year ended December 31, 2018. The interest expense is from utilizing the line of credit (see Note G in the Notes to Financial Statements).
[6]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.02%, 0.01%, 0.00%, 0.01%, and 0.00% for the years 2017, 2018, 2019, 2020, 2021 and for the six month period June 30, 2022.
[7]	Such ratios are after prior administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. Effective December 31, 2020, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 1.24% of average daily net assets until April 30, 2023. From November 1, 2018, to December 31, 2020, the annual operating expense limitation was 1.45%.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Financial Highlights

	For the six month period January 1, 2022 through June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the period April 10, 2017* through December 31, 2017
Net asset value, beginning of period	$ 14.25	$ 15.17	$ 11.94	$ 9.93	$ 11.54	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.12	0.12	0.16	0.29	0.24	0.17
Net realized and unrealized gain (loss) on investments	(2.73)	(0.21)	3.43	1.86	(1.77)	1.94
Total income (loss) from investment operations	(2.61)	(0.09)	3.59	2.15	(1.53)	2.11
LESS DISTRIBUTIONS:
Net investment income	—	(0.22)	(0.11)	(0.14)	—	(0.16)
Net realized gain	—	(0.61)	(0.25)	—	(0.08)	(0.41)
Total distributions	—	(0.83)	(0.36)	(0.14)	(0.08)	(0.57)
Redemption fees added to paid-in capital	0.00[1]	—	—	—	—	0.00[1]
Net asset value, end of period	$ 11.64	$ 14.25	$ 15.17	$ 11.94	$ 9.93	$ 11.54
Total Return	(18.32)%[2]	(0.53)%	30.09%	21.64%	(13.22)%	21.14%[2]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 45,561	$ 57,728	$ 53,221	$ 39,043	$ 31,637	$ 43,183
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.30%[3]	1.31%	1.62%	1.89%	2.05%	2.04%[3]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	0.99%[3]	0.99%	0.99%	1.23%	1.75%	1.75%[3]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.95%[3]	0.92%	1.47%	2.67%	2.19%	2.12%[3]
Portfolio turnover	51%[2]	101%	135%	155%	169%	99%[2]

*	Fund commenced operations on May 1, 2020.
[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective May 1, 2019 the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 0.99% of average daily net assets until April 30, 2023. Prior to May 1, 2019. the annual operating expense limitation was 1.75%.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The expense ratio impacts of fees paid indirectly were 0.00%, 0.00%, 0.00%, 0.01% and 0.01% for the years 2018, 2019, 2020, 2021 and for the six month period June 30, 2022.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2022 through June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Net asset value, beginning of period	$ 11.06	$ 12.59	$ 10.52	$ 8.13	$ 11.39	$ 9.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04	0.04	0.01	0.06	(0.02)[1]	(0.04)
Net realized and unrealized gain (loss) on investments	(3.17)	1.42	3.10	2.41	(1.92)	3.88
Total income (loss) from investment operations	(3.13)	1.46	3.11	2.47	(1.94)	3.84
LESS DISTRIBUTIONS:
Net investment income	—	(0.04)	(0.08)	(0.01)	—	—
Net realized gain	—	(2.95)	(0.96)	(0.07)	(1.32)	(1.78)
Total distributions	—	(2.99)	(1.04)	(0.08)	(1.32)	(1.78)
Redemption fees added to paid-in capital	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 7.93	$ 11.06	$ 12.59	$ 10.52	$ 8.13	$ 11.39
Total Return	(28.30)%[3]	12.49%	29.71%	30.41%	(16.92)%	41.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 216,706	$ 332,312	$ 288,855	$ 268,229	$ 218,430	$ 325,361
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.15%[4]	1.15%	1.23%	1.24%	1.50%	1.73%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.15%[4]	1.14%	1.23%	1.24%	1.49%	1.71%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.99%[4]	0.32%	0.02%	0.65%	(0.21)%	(0.44)%
Portfolio turnover	39%[3]	93%	104%	96%	118%	143%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.01%, 0.00%, 0.00%, 0.01% and 0.00% for the years 2017, 2018, 2019, 2020, 2021 and the six month period June 30, 2022.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2022 through June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Net asset value, beginning of period	$ 16.33	$ 19.99	$ 12.95	$ 11.11	$ 14.44	$ 12.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)	(0.22)	(0.20)	(0.16)	(0.19)	(0.18)[1]
Net realized and unrealized gain (loss) on investments	(6.32)	4.44	11.20	3.90	0.55	3.26
Total income (loss) from investment operations	(6.36)	4.22	11.00	3.74	0.36	3.08
LESS DISTRIBUTIONS:
Net investment income	—	—	—	(0.02)	—	—
Net realized gain	—	(7.88)	(3.96)	(1.88)	(3.69)	(1.29)
Total distributions	—	(7.88)	(3.96)	(1.90)	(3.69)	(1.29)
Redemption fees added to paid-in capital	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 9.97	$ 16.33	$ 19.99	$ 12.95	$ 11.11	$ 14.44
Total Return	(38.95)%[3]	24.73%	85.60%	33.89%	3.88%	24.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 182,013	$ 341,269	$ 334,391	$ 269,120	$ 264,607	$ 322,533
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.41%[4]	1.38%	1.46%	1.48%	1.44%[5]	1.45%[5]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[6]	1.38%[4]	1.35%	1.43%	1.43%	1.42%[5]	1.43%[5]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[6]	(0.65)%[4]	(1.26)%	(1.33)%	(1.32)%	(1.19)%	(1.33)%
Portfolio turnover	57%[3]	109%	141%	165%	156%	177%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio of expenses to average net assets includes interest expense of less than 0.005% for the years ended December 31, 2018 and 2017. The interest expense is from utilizing the line of credit (see Note G in the Notes to Financial Statements).
[6]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.02%, 0.05%, 0.03%, 0.03%, and 0.03% for the years 2017, 2018, 2019, 2020, 2021, and for the six month period June 30, 2022.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Investor Class
Financial Highlights

	For the six month period January 1, 2022 through June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the period August 21, 2017 through December 31, 2017
Net asset value, beginning of period	$ 23.76	$ 23.62	$ 15.37	$ 11.66	$ 11.62	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)[1]	(0.14)	(0.18)[1]	(0.13)	(0.12)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	(8.67)	4.80	9.98	4.81	0.48	1.86
Total income (loss) from investment operations	(8.71)	4.66	9.80	4.68	0.36	1.82
LESS DISTRIBUTIONS:
Net investment income	—	—	—	—	—	—
Net realized gain	—	(4.52)	(1.55)	(0.97)	(0.33)	(0.20)
Total distributions	—	(4.52)	(1.55)	(0.97)	(0.33)	(0.20)
Redemption fees added to paid-in capital	0.00[2]	—	—	0.00[2]	0.01	—
Net asset value, end of period	$ 15.05	$ 23.76	$ 23.62	$ 15.37	$ 11.66	$ 11.62
Total Return	(36.66)%[3]	21.12%	63.77%	40.25%	3.33%	18.18%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 61,290	$ 96,371	$ 28,088	$ 10,899	$ 7,538	$ 1,344
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.99%[4]	0.99%	1.35%	1.59%	2.57%	7.86%[4]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.97%[4,6]	1.11%[6]	1.20%[6]	1.17%[6]	1.18%[6]	1.20%[4,6]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.39)%[4,6]	(0.97)%[6]	(1.04)%[6]	(0.95)%[6]	(0.87)%[6]	(0.94)%[4,6]
Portfolio turnover	90%[3]	149%	164%	206%	193%	66%[3]

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.02%, 0.03%, 0.02%, 0.02%, and 0.02% for the years 2017, 2018, 2019, 2020, 2021, and for the six month period June 30, 2022.
[6]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017. The Adviser contractually agree to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Investor Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Investor Class’s operating expense cap of 1.20% of average daily net assets until April 30, 2023.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Institutional Class
Financial Highlights

	For the six month period January 1, 2022 through June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the period August 21, 2017 through December 31, 2017
Net asset value, beginning of period	$ 24.15	$ 23.88	$ 15.47	$ 11.70	$ 11.63	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)[1]	(0.11)	(0.11)[1]	(0.10)	(0.08)[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments	(8.83)	4.90	10.07	4.84	0.47	1.86
Total income (loss) from investment operations	(8.84)	4.79	9.96	4.74	0.39	1.83
LESS DISTRIBUTIONS:
Net investment income	—	—	—	—	—	—
Net realized gain	—	(4.52)	(1.55)	(0.97)	(0.33)	(0.20)
Total distributions	—	(4.52)	(1.55)	(0.97)	(0.33)	(0.20)
Redemption fees added to paid-in capital	0.00[2]	—	—	0.00[2]	0.01	—
Net asset value, end of period	$ 15.31	$ 24.15	$ 23.88	$ 15.47	$ 11.70	$ 11.63
Total Return	(36.60)%[3]	21.44%	64.39%	40.62%	3.59%	18.28%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 386,734	$ 512,941	$ 327,155	$ 161,821	$ 123,395	$ 38,631
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.73%[4]	0.73%	0.80%	0.89%	1.04%	1.48%[4]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.71%[4,6]	0.71%[6]	0.81%[6]	0.92%[6]	0.93%[6]	0.95%[4,6]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.10)%[4,6]	(0.58)%[6]	(0.64)%[6]	(0.70)%[6]	(0.62)%[6]	(0.69)%[4,6]
Portfolio turnover	90%[3]	149%	164%	206%	193%	66%[3]

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.02%, 0.03%, 0.01%, 0.02%, and 0.02% for the years 2017, 2018, 2019, 2020, 2021 and for the six month period June, 30, 2022.
[6]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Institutional Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Institutional Class’s operating expense cap of 0.95% of average daily net assets until April 30, 2023.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2022 through June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the period May 1, 2020* through December 31, 2020
Net asset value, beginning of period	$ 18.75	$ 17.19	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments	(6.06)	3.17	7.47
Total income (loss) from investment operations	(6.09)	3.05	7.43
LESS DISTRIBUTIONS:
Net investment income	—	—	—
Net realized gain	—	(1.49)	(0.24)
Total distributions	—	(1.49)	(0.24)
Redemption fees added to paid-in capital	0.00[1]	—	—
Net asset value, end of period	$ 12.66	$ 18.75	$ 17.19
Total Return	(32.48)%[2]	18.32%	74.23%[2]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 12,822	$ 23,174	$ 14,845
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.37%[3]	1.31%	2.58%[3]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	0.95%[3,5]	0.95%[5]	0.95%[3,5]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	(0.43)%[3,5]	(0.70)%[5]	(0.73)%[3,5]
Portfolio turnover	100%[2]	191%	96%[2]

*	Fund commenced operations on May 1, 2020.
[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.01%, and 0.03% for the years 2020, 2021, and for the six month period June 30, 2022.
[5]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, and The Northern Trust Company, the current administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2020. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.95% of average daily net assets until May 1, 2023.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Financial Highlights

	For the six month period January 1, 2022 through June 30, 2022 (unaudited)	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Net asset value, beginning of period	$ 13.29	$ 13.93	$ 11.55	$ 9.99	$ 10.79	$ 10.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	0.04	0.12	0.26	0.25	0.02
Net realized and unrealized gain (loss) on investments	(1.46)	0.93	2.74	1.69	(0.69)	0.43
Total income (loss) from investment operations	(1.43)	0.97	2.86	1.95	(0.44)	0.45
LESS DISTRIBUTIONS:
Net investment income	—	(0.15)	(0.17)	(0.39)	(0.36)	—
Net realized gain	—	(1.46)	(0.31)	—	—	—
Total distributions	—	(1.61)	(0.48)	(0.39)	(0.36)	—
Net asset value, end of period	$ 11.86	$ 13.29	$ 13.93	$ 11.55	$ 9.99	$ 10.79
Total Return	(10.76)%[1]	7.21%	24.84%	19.53%	(4.03)%	4.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 183,073	$ 203,635	$ 142,064	$ 69,455	$ 51,675	$ 165,648
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.68%[2]	1.49%	1.59%	1.93%	1.90%	1.77%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	1.65%[2]	1.42%	1.57%	1.90%	1.88%	1.76%
Ratio of net investment income (loss) (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	0.56%[2]	0.10%	0.67%	2.63%	2.57%	0.48%
Portfolio turnover	41%[1]	109%	136%	111%	101%	198%

[1]	Not annualized.
[2]	Annualized.
[3]	The ratio for the fund includes the effect of dividends and interest on short positions, and interest expense which increased the expense ratios by 0.31%, 0.31%, 0.30%, 0.13%, 0.10% and 0.31% for the years 2017, 2018, 2019, 2020, 2021, and for the six month period June 30, 2022.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the fund includes the effect of fees paid indirectly which impacted the expense ratios by 0.01%, 0.02%, 0.03%, 0.02%, 0.07% and 0.03% for the years 2017, 2018, 2019, 2020, 2021, and for the six month period June 30, 2022.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited)

A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and as further amended to date, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The eight series (each a “Fund”, and collectively, the “Funds”) included in this report are as follows:
Fund	Commencement of Operations
Emerging Markets Growth Fund	12/31/97
Emerging Markets Small Cap Growth Fund	08/22/11
Emerging Markets Opportunities Fund	04/10/17
International Small Cap Growth Fund	09/17/07
Micro Cap Growth Fund	11/18/13
Small Cap Growth Fund	08/21/17
Small/Mid Cap Growth Fund	05/01/20
Event Driven Fund	08/26/13
The Emerging Markets Growth Fund and Small Cap Growth Fund each offer two classes of shares, designated as Institutional Class and Investor Class. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of each Fund pay pro rata the costs of management of that Fund’s portfolio, including the investment advisory fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class.
The Emerging Markets Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of emerging markets companies.
The Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small capitalization emerging markets companies.
The Emerging Markets Opportunities Fund seeks to maximize total return (the sum of capital appreciation and income) by investing primarily in emerging markets securities.
The International Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of smaller capitalization non-U.S. companies.
The Micro Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of micro capitalization U.S. companies.
The Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small capitalization U.S. companies.
The Small/Mid Cap Growth Fund seeks to maximize capital appreciation by investing in primarily in equity securities of small/medium capitalization U.S. companies.
The Event Driven Fund seeks to provide positive returns over full-market cycles by investing primarily in a broad range of asset classes and securities, including derivatives.
The presentation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates. The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update ("ASU") 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1. All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Emerging Markets Opportunities Fund, and International Small Cap Growth Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of June 30, 2022:
Assets	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$49,421,351	$49,421,351	$—	$—
Europe	39,116,556	39,116,556	—	—**
Far East	1,203,793,028	1,203,793,028	—	—
Middle East	112,096,994	112,096,994	—	—
North America	195,200,071	195,200,071	—	—
South America	95,477,238	95,477,238	—	—
Short Term Investments	150,921,464	150,921,464	—	—
Total	$1,846,026,702	$1,846,026,702	$—	$—

** Level 3 security has zero value.
The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of June 30, 2022:
Assets	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$1,034,365	$1,034,365	$—	$—
Europe	535,226	535,226	—	—
Far East
Australia	1,920,133	1,920,133	—	—
Cambodia	729,806	729,806	—	—
China	29,780,500	29,780,500	—	—
India	13,591,227	13,591,227	—	—
Indonesia	3,778,775	3,778,775	—	—
Philippines	491,625	491,625	—	—
South Korea	4,336,169	4,336,169	—	—
Taiwan	5,951,872	5,951,872	—	—
Thailand	2,442,700	2,442,700	—	—
Vietnam	6,421,851	2,194,684	4,227,167	—
Middle East	5,458,438	5,458,438	—	—
North America	4,237,708	4,237,708	—	—
South America	7,606,212	7,606,212	—	—
Preferred Stocks
South America	1,040,870	1,040,870	—	—
Short Term Investments	5,682,919	5,682,919	—	—
Total	$95,040,396	$90,813,229	$4,227,167	$—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the Emerging Markets Opportunities Fund’s investments as of June 30, 2022:
Assets	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$32,892,739	$32,892,739	$—	$—
Short Term Investments	3,095,420	3,095,420	—	—
Sovereign Bonds	9,033,459	—	9,033,459	—
Total	$45,021,618	$35,988,159	$9,033,459	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of June 30, 2022:
Assets	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe	$128,539,635	$128,539,635	$—	$—
Far East	39,539,000	39,539,000	—	—
North America	35,326,337	35,326,337	—	—
South America	5,046,884	5,046,884	—	—
Short Term Investments	5,590,673	5,590,673	—	—
Total	$214,042,529	$214,042,529	$—	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of June 30, 2022:
Assets*	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$174,181,415	$174,181,415	$—	$—
Short Term Investments	7,324,399	7,324,399	—	—
Warrants	29,579	—	29,579	—
Total	$181,535,393	$181,505,814	$29,579	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of June 30, 2022:
Assets*	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$433,190,445	$433,190,445	$—	$—
Short Term Investments	27,039,918	27,039,918	—	—
Total	$460,230,363	$460,230,363	$—	$—

* See Schedule of Investments for industry breakout.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of June 30, 2022:
Assets*	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$12,154,140	$12,154,140	$—	$—
Short Term Investments	733,708	733,708	—	—
Total	$12,887,848	$12,887,848	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2022:
Assets*	Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bank Loans	$792,536	$—	$792,536	$—
Common Stocks
Auto Parts & Equipment	4,989,716	4,989,716	—	—
Banks	12,740,954	12,740,954	—	—
Biotechnology	17,557,764	17,557,764	—	—
Commercial Services	2,455,280	2,455,280	—	—
Engineering & Construction	7,338,299	7,338,299	—	—
Entertainment	10,288,972	10,288,972	—	—
Financial Services	6,364,492	6,364,492	—	—
Healthcare - Products	564,073	564,073	—	—
Holding Companies - Diversified	19,939,758	18,084,159	1,855,599	—**
Leisure Time	1,799,974	1,799,974	—	—
Metal Fabricate/Hardware	3,184,842	3,184,842	—	—
Savings & Loans	4,591,665	4,591,665	—	—
Software	2,057,408	2,057,408	—	—
Transportation	6,388,704	6,388,704	—	—
Convertible Corporate Bonds	2,833,972	—	2,833,972	—
Corporate Bonds	43,639,639	—	43,639,639	—
Foreign Issuer Bonds	652,449	—	652,449	—
Preferred Stocks	3,670,556	3,670,556	—	—
Private Investment In Public Equity (PIPES)	1,316,914	1,316,914	—	—
Purchased Call Options	42,849	42,849	—	—
Short Term Investments	22,877,045	22,877,045	—	—
Warrants	278,219	241,572	36,647	—
Total	$176,366,080	$126,555,238	$49,810,842	$—

Liabilities
Common Stocks Sold Short	$(373,751)	$(373,751)	$—	$—
Corporate Bonds Sold Short	(4,840,172)	—	(4,840,172)	—
Exchange-Traded Funds Sold Short	(36,203,226)	(36,203,226)	—	—
Written Call Options	(17,574)	(17,574)	—	—
Total	$(41,434,723)	$(36,594,551)	$(4,840,172)	$—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Other Financial Instruments	TotalValue at June 30, 2022	Level 1Quoted Price	Level 2Significant Observable Inputs	Level 3Significant Unobservable Inputs
Total Return Swaps - Liabilities***	$(144,659)	$—	$(144,659)	$—
Total Other Financial Instruments	$(144,659)	$—	$(144,659)	$—

* See Schedule of Investments for industry breakout.
** Level 3 security has zero value.
*** Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.
As of June 30, 2022, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund and Event Driven Fund.
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” in the Statement of Assets and Liabilities. The Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund in the Statement of Operations.
Federal Income Taxes
No provision is made for Federal income taxes since each Fund has elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code") and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.
Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2021, 2020, 2019, and 2018 remain open to Federal and state audit. As of June 30, 2022, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund's financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds' understanding of the tax rules and regulations that exist in the foreign markets in which they invest. Any deferred foreign capital gains tax is accrued based upon net unrealized gains, and is payable upon sale of such investment.
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.
For the year ended December 31, 2021, reclassifications were recorded to distributable earnings (deficit) and paid-in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies ("PFIC"), net operating losses and foreign capital gain taxes paid. Results of operations and net assets were not affected by these reclassifications.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
Paid-in capital	$—	$(960,936)	$—	$—
Total distributable earnings (deficit)	—	960,936	—	—

	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
Paid-in capital	$—	$—	$—	$28,067
Total distributable earnings (deficit)	—	—	—	(28,067)
Accumulated capital losses represent net capital loss carryovers that may be available for an unlimited period to offset future realized capital gains and thereby reduce future capital gains distributions. Capital loss carryovers retain the character of the original loss. The following table shows the amounts of capital loss carryovers, if any, by each of the applicable Funds as of December 31, 2021:
Not Subject to Expiration
Fund	Short-Term	Long-Term
Emerging Markets Growth Fund	$—	$—
Emerging Markets Small Cap Growth Fund	(20,059,007)	—
Emerging Markets Opportunities Fund	—	—
International Small Cap Growth Fund	—	—
Micro Cap Growth Fund	—	—
Small Cap Growth Fund	—	—
Small/Mid Cap Growth Fund	—	—
Event Driven Fund	—	—
During the year ended December 31, 2021, the Emerging Markets Small Cap Growth Fund utilized $20,005,528 of capital loss carryforwards.
Pursuant to Federal income tax rules applicable to regulated investment companies, the Funds may elect to treat capital losses between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2021, the following qualified late-year losses were deferred and recognized on January 1, 2022:
Fund	Total Capital Loss Deferral	Total
Emerging Markets Growth Fund	$29,373,954	$29,373,954
Emerging Markets Small Cap Growth Fund	—	—
Emerging Markets Opportunities Fund	829,264	829,264
International Small Cap Growth Fund	—	—
Micro Cap Growth Fund	685,839	685,839
Small Cap Growth Fund	1,452,902	1,452,902
Small/Mid Cap Growth Fund	224,116	224,116
Event Driven Fund	621,985	621,985

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Distributions to Shareholders
The tax character of distributions paid during the years ended December 31, 2021, and December 31, 2020, were as follows:
Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
Emerging Markets Growth Fund	2021	$118,399,989	$225,900,006	$—	$344,299,995
	2020	16,886,001	38,607,483	—	55,493,484
Emerging Markets Small Cap Growth Fund	2021	49,512	—	—	49,512
	2020	556,757	—	—	556,757
Emerging Markets Opportunities Fund	2021	1,367,786	1,825,005	—	3,192,791
	2020	379,497	743,583	—	1,123,080
International Small Cap Growth Fund	2021	35,600,012	36,999,988	—	72,600,000
	2020	3,163,154	19,239,957	—	22,403,111
Micro Cap Growth Fund	2021	55,500,006	68,499,993	—	123,999,999
	2020	10,322,938	48,426,960	—	58,749,898
Small Cap Growth Fund	2021	41,199,996	48,000,010	—	89,200,006
	2020	2,296,873	19,232,110	—	21,528,983
Small/Mid Cap Growth Fund	2021	1,251,729	501,538	—	1,753,267
	2020	202,118	—	—	202,118
Event Driven Fund	2021	13,322,483	9,400,443	—	22,722,926
	2020	2,341,243	2,388,109	—	4,729,352
As of December 31, 2021, the components of net assets on a tax basis were as follows:
	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
Undistributed ordinary income	$—	$—	$6,074	$5,402,859
Undistributed long-term capital gain	2,015,660	—	—	6,858,913
Accumulated earnings	2,015,660	—	6,074	12,261,772
Paid-in capital	1,852,569,075	116,286,819	46,570,904	271,038,184
Accumulated capital and other losses	(29,373,954)	(20,059,007)	(829,264)	—
Unrealized appreciation (depreciation) on investments, securities sold short, warrants and swaps	501,893,262	20,416,569	11,979,852	49,012,183
Net assets	$2,327,104,043	$116,644,381	$57,727,566	$332,312,139

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
Undistributed ordinary income	$—	$—	$—	$178,672
Undistributed long-term capital gain	13,811,605	9,211,794	461,634	2,570,647
Accumulated earnings	13,811,605	9,211,794	461,634	2,749,319
Paid-in capital	207,711,433	463,581,741	18,304,267	192,491,819
Accumulated capital and other losses	(685,839)	(1,452,902)	(224,116)	(621,985)
Unrealized appreciation (depreciation) on investments, securities sold short, warrants and swaps	120,432,052	137,971,008	4,631,964	9,015,385
Net assets	$341,269,251	$609,311,641	$23,173,749	$203,634,538
The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of June 30, 2022, were as follows:
Fund	Basis	Gross Appreciation	Gross Depreciation	Net Appreciation/ Depreciation
Emerging Markets Growth Fund	$1,732,284,845	$225,731,307	$(111,989,450)	$113,741,857
Emerging Markets Small Cap Growth Fund	94,829,834	9,081,268	(8,870,706)	210,562
Emerging Markets Opportunities Fund	42,869,835	4,950,175	(2,798,392)	2,151,783
International Small Cap Growth Fund	247,304,229	13,120,056	(46,381,756)	(33,261,700)
Micro Cap Growth Fund	181,883,821	21,940,471	(22,288,899)	(348,428)
Small Cap Growth Fund	488,933,660	29,573,436	(58,276,733)	(28,703,297)
Small/Mid Cap Growth Fund	13,615,839	732,378	(1,460,369)	(727,991)
Event Driven Fund	133,727,909	16,215,351	(14,829,326)	1,386,025
The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and PFIC mark-to-market.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2022, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased in the Statements of Assets and Liabilities.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Indemnifications
Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are recognized as investment income at the fair value of the property received.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2022, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At June 30, 2022, the Funds had no such outstanding commitments.
B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2022, through June 30, 2022, the Emerging Markets Opportunities Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; and 2) options to both hedge exposure and provide exposure to certain market segments or specific securities. During the period January 1, 2022, through June 30, 2022, the Micro Cap Growth Fund primarily utilized: 1) warrants to both hedge exposure and provide exposure to certain market segments or specific securities. During the period January 1, 2022, through June 30, 2022, the Event Driven Fund primarily utilized: 1) total return swaps to gain exposure to certain sectors and manage volatility; and 2) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities. Detail regarding each derivative type is included below.
Swap Contracts
The Emerging Markets Opportunities Fund and Event Driven Fund engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.
Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedules of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Derivative Investment Holdings Categorized by Risk Exposure
Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instrument by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. Each Fund's derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value.
The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Micro Cap Growth Fund's derivative contracts by primary risk exposure as of June 30, 2022:
	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Warrant securities, at fair value	$29,579
Total		$29,579
The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2022:
	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Purchased options, at fair value	$42,849
Equity contracts	Warrant securities, at fair value	278,219
Total		$321,068

	Liabilities derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Unrealized depreciation on open OTC swap contracts	$144,659
Equity contracts	Written options, at fair value	17,574
Total		$162,233
The following table sets forth the Emerging Markets Opportunities Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2022 through June 30, 2022:
Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$158,010	$—	$158,010
Swap contracts	—	63,890	63,890
Total	$158,010	$63,890	$221,900

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Event Driven Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2022 through June 30, 2022:
Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Purchased options contracts	$(59,567)	$(59,567)
Swap contracts	1,277,972	1,277,972
Warrants	(236,545)	(236,545)
Total	$981,860	$981,860
The gross notional amount and/or the number of contracts for the Emerging Markets Opportunities Fund as of June 30, 2022, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2022 through June 30, 2022 is set forth in the table below:
Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Purchased options contracts	number of contracts	1,538,462
The following table sets forth the Micro Cap Growth Fund's change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2022 through June 30, 2022:
Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Warrants	$(6,379)	$(6,379)
Total	$(6,379)	$(6,379)
The gross notional amount and/or the number of contracts for the Micro Cap Growth Fund as of June 30, 2022, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2022 through June 30, 2022, is set forth in the table below:
Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Warrants	number of contracts	25,355

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Event Driven Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2022 through June 30, 2022:
Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Written options contracts	$189,034	$189,034
Purchased options contracts	(584,436)	(584,436)
Swap contracts	(106,741)	(106,741)
Warrants	(486,752)	(486,752)
Total	$(988,895)	$(988,895)
The gross notional amount and/or the number of contracts for the Event Driven Fund as of June 30, 2022, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2022 through June 30, 2022, is set forth in the table below:
Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Written options contracts	number of contracts	(758)
Purchased options contracts	number of contracts	687
Swap contracts	gross notional amount	$538,756
Warrants	number of contracts	1,244,024
Disclosures about Offsetting Assets and Liabilities
The Funds are party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow each Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of "Investment securities at fair value" or "Deposits at broker for securities sold short".
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of futures contracts, swap contracts and exchange-traded purchased options is guaranteed by the clearinghouse or exchange the instrument is traded on and is not subject to arrangements with particular counterparties. For that reason, these instruments are excluded from the below disclosure.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Event Driven Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2022:
Description	Gross Amounts Recognized in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received/ (Pledged)	Net Amount
Unrealized depreciation on open OTC swap contracts	$(144,659)	$—	$—	$(144,659)
C. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES
Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, serves as the investment adviser to the Funds. As of June 30, 2022, the Driehaus Trust Company (“DTC”) has authority over a controlling interest in the Adviser that is owned by Driehaus Capital Holdings LLLP. As of June 30, 2022, DTC had authority over a controlling interest in the Emerging Markets Opportunities Fund and substantial, non-controlling interests in certain other Funds.
In return for its services to the Funds, the Adviser receives monthly fees. Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.05% on the first $1.5 billion and 0.75% in excess of $1.5 billion of average daily net assets. Emerging Markets Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.10% of average daily net assets. Emerging Markets Opportunities Fund pays the Adviser a management fee computed and accrued daily at the annual rate of 0.90% of average daily net assets. International Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of average daily net assets. Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of average daily net assets. Small Cap Growth Fund and Small/Mid Cap Growth pay the Adviser a monthly fee computed and accrued daily at an annual rate of 0.60% of average daily net assets. Event Driven Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.00% of average daily net assets.
The Adviser has entered into a contractual agreement to cap Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.24% of average daily net assets until April 30, 2023. Prior to December 31, 2020, the cap was 1.45%. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2021 through June 30, 2022, DCM waived fees for Emerging Markets Small Cap Growth Fund totaling $82,550 under this agreement.
DCM entered into a contractual agreement to cap the Emerging Markets Opportunities Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.99% of average daily net assets until April 30, 2023. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2021 through June 30, 2022, DCM waived fees for Emerging Markets Opportunities Fund totaling $76,135 under this agreement.
DCM has entered into a contractual agreement to cap Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.20% of average daily net assets for the Investor Class and 0.95% of average daily net assets for the Institutional Class until April 30, 2023. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2021 through June 30, 2022, DCM did not reimburse or recoup any fees for the Investor or Institutional Class shares of the Small Cap Growth Fund under this agreement.
DCM entered into a contractual agreement to cap Small/Mid Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.95% of average daily net assets until May 1, 2023. For a period of three years subsequent to the Fund’s commencement of operations on May 1, 2020, DCM is entitled to recoupment of previously waived fees and reimbursed expenses to the extent that the expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2021 through June 30, 2022, DCM waived fees for Small/Mid Cap Growth Fund totaling $35,808 under this agreement.
The table below indicates the amount of fees available for recoupment by DCM in future periods:
Period ended December 31	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	Small/Mid Cap Growth Fund
2023	$171,531	$230,617	$73,297
2024	126,032	191,639	75,963
2025	82,550	76,135	35,808
Total	$380,113	$498,391	$185,068
The Emerging Markets Growth Fund incurred $9,969,191 for investment advisory fees during the six months ended June 30, 2022, of which $1,547,460 was payable to DCM at June 30, 2022. The Emerging Markets Small Cap Growth Fund incurred $583,240 for investment advisory fees during the six months ended June 30, 2022, of which $75,124 was payable to DCM at June 30, 2022. The Emerging Markets Opportunities Fund incurred $228,111 for investment advisory fees during the six months ended June 30, 2022, of which $22,765 was payable to DCM at June 30, 2022. The International Small Cap Growth Fund incurred $1,354,296 for investment advisory fees during the six months ended June 30, 2022, of which $189,039 was payable to DCM at June 30, 2022. The Micro Cap Growth Fund incurred $1,488,785 for investment advisory fees during the six months ended June 30, 2022, of which $197,542 was payable to DCM at June 30, 2022. The Small Cap Growth Fund incurred $1,496,013 for investment advisory fees during the six months ended June 30, 2022, of which $227,574 was payable to DCM at June 30, 2022. The Small/Mid Cap Growth Fund incurred $54,401 for investment advisory fees during the six months ended June 30, 2022, of which $2,386 was payable to DCM at June 30, 2022. The Event Driven Fund incurred $965,285 for investment advisory fees during the six months ended June 30, 2022, of which $152,471 was payable to DCM at June 30, 2022.
The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2022, these arrangements reduced the expenses of Emerging Markets Growth Fund, Emerging Markets Small Cap Growth Fund, Emerging Markets Opportunities Fund, International Small Cap Growth Fund, Micro Cap Growth Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund and Event Driven Fund by $129,898 (1.1%), $100 (0.0%), $2,154 (0.7%), $6,769 (0.4%), $34,698 (2.1%), $45,752 (2.4%), $2,300 (1.9%) and $33,319 (2.1%), respectively.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the six months ended June 30, 2022, the Funds did not engage in any purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The Adviser is a party to a Fee Reimbursement Agreement (“Agreement”) with the Emerging Markets Growth Fund, the Small Cap Growth Fund, and the Event Driven Fund. Under the Agreement, the Funds reimburse the Adviser for certain fees paid to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. The amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to the Adviser during the period January 1, 2022, through June 30, 2022, are as follows:
Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Emerging Markets Growth Fund	$ 809,615	$ 245,108
Small Cap Growth Fund	81,952	24,252
Event Driven Fund	181,213	60,314
Certain officers of the Trust are also officers of DCM. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2022, through June 30, 2022. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.
The Northern Trust Company (“Northern”) serves as fund accounting and administration services provider and transfer agent for all of the Funds. Under the terms of the Fund Administration and Accounting Services Agreement, Northern is entitled to receive fees, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0175% and 0.045% of average daily net assets. For its services as Transfer Agent, Northern receives a fee, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.002% and 0.0175% of average daily net assets of each Fund.
D. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding derivatives, short term securities and U.S. government obligations) for the six months ended June 30, 2022 were as follows:
Fund	Purchases	Sales
Emerging Markets Growth Fund	1,429,264,859	1,562,365,003
Emerging Markets Small Cap Growth Fund	81,531,677	77,397,247
Emerging Markets Opportunities Fund	24,302,727	25,946,144
International Small Cap Growth Fund	106,137,351	130,071,699
Micro Cap Growth Fund	137,100,474	177,453,304
Small Cap Growth Fund	518,033,777	451,872,680
Small/Mid Cap Growth Fund	17,980,666	21,371,707
Event Driven Fund	89,481,860	98,109,166
The Funds had no purchases and sales of U.S. government obligations for the six month period January 1, 2022, through June 30, 2022.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

E. CAPITAL SHARE TRANSACTIONS
For the six-month period ended June 30, 2022, and the year ended December 31, 2021, transactions in capital shares (authorized shares unlimited) were as follows:
	Emerging Markets Growth Fund		Emerging Markets Small Cap Growth Fund		Emerging Markets Opportunities Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Fund
Shares issued	—	—	719,885	1,315,978	89,526	729,015
Shares reinvested	—	—	—	1,994	—	226,243
Shares redeemed	—	—	(488,754)	(745,256)	(225,964)	(413,309)
Net increase (decrease)	—	—	231,131	572,716	(136,438)	541,949
Investor Class
Shares issued	1,512,255	2,286,494	—	—	—	—
Shares reinvested	—	2,945,615	—	—	—	—
Shares redeemed	(2,664,118)	(4,126,250)	—	—	—	—
Net increase (decrease)	(1,151,863)	1,105,859	—	—	—	—
Institutional Class
Shares issued	4,562,437	9,064,263	—	—	—	—
Shares reinvested	—	4,805,413	—	—	—	—
Shares redeemed	(4,113,591)	(5,111,672)	—	—	—	—
Net increase (decrease)	448,846	8,758,004	—	—	—	—
Total net increase (decrease)	(703,017)	9,863,863	—	—	—	—

	International Small Cap Growth Fund		Micro Cap Growth Fund		Small Cap Growth Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Fund
Shares issued	1,144,014	4,892,868	366,766	261,767	—	—
Shares reinvested	—	6,080,902	—	5,973,251	—	—
Shares redeemed	(3,841,334)	(3,880,440)	(3,002,868)	(2,061,238)	—	—
Net increase (decrease)	(2,697,320)	7,093,330	(2,636,102)	4,173,780	—	—
Investor Class
Shares issued	—	—	—	—	1,151,682	3,283,526
Shares reinvested	—	—	—	—	—	698,534
Shares redeemed	—	—	—	—	(1,133,642)	(1,115,793)
Net increase (decrease)	—	—	—	—	18,040	2,866,267
Institutional Class
Shares issued	—	—	—	—	7,418,582	8,078,057
Shares reinvested	—	—	—	—	—	2,952,682
Shares redeemed	—	—	—	—	(3,394,252)	(3,492,518)
Net increase (decrease)	—	—	—	—	4,024,330	7,538,221
Total net increase (decrease)	—	—	—	—	4,042,370	10,404,488

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	Small/Mid Cap Growth Fund		Event Driven Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Fund
Shares issued	158,937	602,661	6,050,246	8,560,659
Shares reinvested	—	99,901	—	1,677,873
Shares redeemed	(382,560)	(329,889)	(5,930,494)	(5,112,285)
Net increase (decrease)	(223,623)	372,673	119,752	5,126,247
Investor Class
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	—	—	—
Institutional Class
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	—	—	—
Total net increase (decrease)	—	—	—	—
F. RESTRICTED SECURITIES
Restricted securities are securities that are not registered for sale under the Securities Act of 1933, as amended, or applicable foreign law and that may be resold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2022, the Funds held restricted securities as denoted on the Schedules of Investments.
G. LINE OF CREDIT
The Funds obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder redemptions subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5% or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst the Funds based on average net assets. The Funds did not borrow under the line of credit during the period January 1, 2022 through June 30, 2022 and thus had no outstanding balances as of that date.
H. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.
I. REDEMPTION FEES
Certain Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.
J. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2022.
Actual Expenses
The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Emerging Markets Growth Fund — Investor Class
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$1,000.00	$810.20	$5.97
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.20	$6.66

Emerging Markets Growth Fund — Institutional Class
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$1,000.00	$810.90	$4.94
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.34	$5.51

Fund Expense Examples (unaudited) — (Continued)

Emerging Markets Small Cap Growth Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$1,000.00	$805.50	$5.55
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.65	$6.21

Emerging Markets Opportunities Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$1,000.00	$816.80	$4.46
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.89	$4.96

International Small Cap Growth Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$1,000.00	$717.00	$4.90
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.09	$5.76

Micro Cap Growth Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$1,000.00	$610.50	$5.63
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,017.80	$7.05

Small Cap Growth Fund — Investor Class
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$1,000.00	$633.40	$4.01
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.89	$4.96

Fund Expense Examples (unaudited) — (Continued)

Small Cap Growth Fund — Institutional Class
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$1,000.00	$634.00	$2.96
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,021.17	$3.66

Small/Mid Cap Growth Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$1,000.00	$675.20	$3.95
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,020.08	$4.76

Event Driven Fund
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Six Months Ended June 30, 2022*
Actual	$1,000.00	$892.40	$7.88
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,016.46	$8.40
*    Expenses are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period. These amounts exclude the reduction in expenses for fees paid indirectly and may differ from the Fund’s annualized ratio shown in the Financial Highlights.

Emerging Markets Growth Fund – Investor Class	1.33%
Emerging Markets Growth Fund – Institutional Class	1.10%
Emerging Markets Small Cap Growth Fund	1.24%
Emerging Markets Opportunities Fund	0.99%
International Small Cap Growth Fund	1.15%
Micro Cap Growth Fund	1.41%
Small Cap Growth Fund – Investor Class	0.99%
Small Cap Growth Fund – Institutional Class	0.73%
Small/Mid Cap Growth Fund	0.95%
Event Driven Fund	1.68%

Shareholder Information (unaudited)

TAX INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2021
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The Funds designate the following amounts as a long-term capital gain distribution:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
$225,900,006	$—	$1,825,007	$36,999,988

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
$68,499,993	$48,000,010	$501,538	$9,400,443
For taxable non-corporate shareholders, the following percentages of income represent qualified dividend income subject to the 15% rate category:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
—%	63.85%	51.30%	100.00%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
—%	—%	—%	31.88%
For taxable non-corporate shareholders, the following percentages of short-term capital gains represent qualified dividend income subject to the 15% rate category:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
18.15%	—%	—%	9.93%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
0.53%	1.35%	3.82%	—%
For corporate shareholders, the following percentages of income and short-term capital gains qualified for the dividends-received deduction:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Emerging Markets Opportunities Fund	International Small Cap Growth Fund
—%	—%	0.35%	—%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
—%	—%	—%	0.83%

Board Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Adviser has been designated by the Board to administer the Funds’ liquidity risk management program. At a Board meeting held on March 10, 2022 covering the period ending December 31, 2021, The Adviser provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported the Adviser’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	September 2, 2022

By (Signature and Title)	/s/ Robert M. Kurinsky
Robert M. Kurinsky, Vice President and Treasurer
(principal financial officer)

Date	September 2, 2022